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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES


                            REGISTRATION NO. 33-87498
                                    811-08910


                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)


                           AMY M. MITCHELL, TREASURER
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28th STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)


                        COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER, ESQ.            JOHN C. MILES, ESQ., DONALD F. BURT, ESQ.
VINTAGE MUTUAL FUNDS, INC.          CLINE, WILLIAMS, WRIGHT, JOHNSON & OLDFATHER
1415 28th STREET, SUITE 200         1900 U.S. BANK BUILDING, 233 S. 13TH STREET
WEST DES MOINES, IOWA 50266         LINCOLN, NEBRASKA 68508


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31/2006
DATE OF REPORTING PERIOD: 03/31/2006

ITEM 1. REPORTS TO STOCKHOLDERS.

ANNUAL REPORT FOR THE PERIOD ENDING MARCH 31, 2006.

                                     VINTAGE

                                  MUTUAL FUNDS
                 ----------------------------------------------
                                     ANNUAL




                                     REPORT

                                       TO

                                  SHAREHOLDERS




                                 MARCH 31, 2006

                               TABLE OF CONTENTS


           Performance Reports and Schedules of Portfolio Investments
                                     Page 4

                      Statements of Assets and Liabilities
                                     Page 31


                            Statements of Operations
                                     Page 35


                       Statements of Changes in Net ssets
                                     Page 37

                         Notes to Financial Statements
                                     Page 43

                              Financial Highlights
                                     Page 52

                          Independent Auditors' Report
                                     Page 56

                             Directors and Officers
                                     Page 57

                             Additional Information
                                     Page 59

Message From the President                          Vintage Mutual Funds, Inc.

Dear Shareholder:

We are pleased to present this annual report for the Vintage Mutual Funds covering the 12-month period from April 1, 2005 through March 31, 2006.

During the 12-month period the investment management team managed well through a tightening in Federal Monetary policy. As a result of sound strategic positioning, the bond funds finished another strong year of relative performance. Rising interest rates hinder bond total returns, but increase income opportunities. The next year will continue to be difficult to navigate in the bond market as interest rates continue to drift higher. Uncertainty surrounding domestic and global economic growth, inflation, and consumer trends will likely create some volatility.

The Vintage money market funds will continue to benefit from a tighter monetary policy supported by the Federal Reserve. The Federal Reserve's ability to balance growth with inflation will be the key determinant as to how high short-term rates rise. As the Fed Funds target rate increases so will the yields on the money market funds. In the last twelve months, short-term interest rates have risen more than 2 percent. With this volatility and uncertainty, we recommend you view the financial markets from a long-term perspective, measured in years rather than weeks or months.

This year brought changes to our family of funds. Shareholders of our three equity funds (Balanced, Equity, and Growth) approved a merger into the Federated Funds as of September 19, 2005. Each Vintage Fund's shareholders approved a new investment advisory agreement which was required by the sale of the Investment Adviser, Investors Management Group, by AMCORE Investment Group, N.A. to West Bancorporation on December 30, 2005.

In closing I would like to thank you for your confidence and loyalty in the Vintage Mutual Funds. Our daily motivation is driven by the desire to deliver strong and consistent performance on your behalf.


/s/ Jeff Lorenzen
Jeff D. Lorenzen, CFA
President, Vintage Mutual Funds, Inc.


The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

Information not authorized for distribution unless accompanied or preceded by a current prospectus. An investor should consider the Funds' investment objectives, risks, charges, and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Funds' prospectus. To obtain more information, please call 1-800-798-1819 or visit the website www.VintageFunds.com. Please read the prospectus carefully before investing.

Message From the Investment Adviser                   Vintage Mutual Funds, Inc.

Dear Shareholders,

This year the markets continued to send mixed signals about the US economy. The Federal Reserve (Fed) has raised rates fifteen times since their shift in monetary policy. The Fed, in our minds, is reaching the end of their policy accommodations. The Fed Funds target rate has finally reached a level consistent with historical perspectives which meet moderate growth expectations.

The first quarter of 2006 economic results presented few surprises. The softer Gross Domestic Product (GDP) report from the fourth quarter will likely be offset by higher GDP in the first quarter. Consensus estimates indicate first quarter GDP growth will be 4.6 percent. Consumer spending remained strong while employment data remained positive. In addition, oil prices hovered in the mid $60 range, inflation was stable, and the Fed responded with another 25 basis point hike in the discount rate. Although not anticipated to be down, the equity market posted stronger than expected gains on overall favorable earnings.

First quarter consumer spending was strong, climbing almost 5 percent. Much of the strong consumer trends are being driven by strong employment. Employment trends continue to be positive, with the unemployment rate declining to 4.7 percent in March. Also first quarter unemployment claims averaged about 300,000, low by historical standards. The number of new jobs created in March was 211,000 and in the past twelve months over 2 million. Employment growth remains quite healthy. Consumer spending should remain strong into the second quarter as employment trends continue to remain positive. Concern surrounding higher interest rates will eventually spook consumers but we expect several quarters will pass before this occurs.

Throughout the first quarter energy price volatility has been mixed, oil prices fluctuated between the upper $50s and $60s before finishing at $67 a barrel. A continuation of prices in the mid $60s is likely due to continuing strong global oil demand and modest declines in inventory levels in recent weeks. In addition, production outages in Nigeria, concerns regarding Iran, and longer than expected shut-ins in the Gulf of Mexico support a price level in the mid $60s. Prices above $70 a barrel will likely shift sentiment and cause short-term disruptions in spending.

In contrast, natural gas prices have declined by nearly 30 percent since the beginning of the year. A warmer than expected January and growth in storage levels over the past several months contributed to the decline. However, longer than expected shut-ins in the Gulf of Mexico and recent modest storage declines are supporting natural gas prices at the current level.

Despite continued increases in commodity prices (especially metals), overall inflation remains in check, with Core Consumer Price Index (CPI) averaging about
2.1 percent. While inflation has remained contained, elements exist that could begin to push inflation higher. Capacity utilization has almost reached the levels of the late 1990s. Utilization rates reached 81.2 percent in February, which is the area that normally spurs business capital spending to increase capacity through construction and machinery orders. Likewise, the labor market is showing signs of reaching the point where a drop in the unemployment rate is expected to push labor costs higher. This is already being seen in year-over-year average hourly earnings which continues to move higher. With continued strong labor and rising demand overseas, inflation has the potential to increase over the next several quarters and vigilance is still needed.

In light of strong economic growth, monetary policy is continuing as expected. Specifically, the Fed increased the discount rate another 25 basis points in March, bringing the current Fed Funds target rate to 4.75 percent. Many expect the Fed to raise the rate one more time in May, likely by 25 basis points, then pause as the economy moves through the summer and into the fall. The possibility of further rate increases will depend mostly on the pace of future economic growth, which will be heavily influenced by the effects of past rate hikes, higher energy prices, general employment growth, and inflationary pressures.

It is likely that second quarter GDP growth will be softer than the first quarter. However, growth should remain strong and provide a backdrop for asset appreciation. The second quarter will likely provide higher interest rates which will eventually impact equity prices, slowing their pace of appreciation. Meanwhile, the Treasury yield curve will likely remain flat for some time as economic growth continues in light of tightening monetary policy.

In summary, the equity market should continue to perform well in the near term as earnings in general have remained strong, however higher interest will eventually impair valuations. The current rising interest rate environment will cause bond funds to perform below historical norms. By late year, return expectations for bond investors will likely improve as interests stabilize. Cash investors will continue to benefit from a rising Fed Funds rate resulting in higher yields on their investments.

In closing, regardless of the economic situation or the fund in which you have invested, we will continue to manage your money as if it were our own and strive for consistent, above-market, long-term returns.

/s/ Jeff Lorenzen
Jeff D. Lorenzen, CFA
President & Chief Investment Officer
Investors Management Group

PERFORMANCE REPORT

VINTAGE MONEY MARKET FUNDS

The Federal Reserve raised overnight rates in May for the sixteenth consecutive meeting, reaching 5.00 percent and refusing to speculate on a deadline for ending the rate hike cycle. Money market yields rose in sympathy and the money market yield curve flattened with longer rates rising less than shorter rates. As GDP growth remains strong and labor markets tighten, the potential for excessive inflation rises and keeps the Fed engaged in the cycle. The results of each Fed meeting will be highly data-dependent, leaving investors to read the tea leaves for signs of decelerating growth. The end of Fed activity should come in 2006, but the terminal date is difficult to predict given recent economic strength.

THE GOVERNMENT ASSETS FUND

The Fund's average days fell during the quarter and ended the quarter slightly short the index. Agencies cheapened offering better relative value over Treasurys. The Fund is currently adding agency paper in the four to six month part of the curve where rates appear most attractive.

THE INSTITUTIONAL RESERVES FUND

The Fund's average days fell during the quarter and ended the quarter even with the index. Agencies cheapened offering better relative value over Treasurys. The Fund is currently adding agency paper in the four to six month part of the curve where rates appear most attractive.

INSTITUTIONAL MONEY MARKET FUND

The Fund has grown over the period, though it remains invested exclusively in overnight repurchase agreements. Some short term paper was invested and matured during the quarter. As assets grow and become more permanent, longer term agency paper will be added to the portfolio.

THE LIQUID ASSETS FUND

Very short corporate paper is relatively rich reflecting strong corporate fundamentals. The Fund's average days were roughly even to the index at the end of the period, although rate resets on April 1 for many of the FmHA loans drove days longer. The Fund is currently adding agency paper in the four to six month part of the curve where rates appear most attractive.

THE MUNICIPAL ASSETS FUND

The municipal money market yield curve rose along with its taxable counterparts, though the curve remains fairly flat. Floating rate notes decreased as a percentage of the Fund as longer term paper offered advantageous yields. Average days ended the period slightly longer than the index and the Fund is looking for opportunities in municipal commercial paper to improve yield.

AN INVESTMENT IN THE VINTAGE MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT OF $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

VINTAGE MUTUAL FUNDS, INC.
Government Assets Fund

                       Schedule of Portfolio Investments
                                 March 31, 2006

   Par Value    Description                                           Value
   ---------    -----------                                           -----
U.S. GOVERNMENT AGENCIES (40.10%)
Federal Farm Credit Bank
   2,000,000   4.561% ***   04/04/06                                $ 1,999,997
   1,800,000   3.000%    06/27/06                                     1,793,219
   2,000,000   4.650% **   07/19/06                                   2,000,000


Federal Home Loan Bank
     500,000   2.125%         07/07/06                                 496,564
   1,500,000   3.250%         08/11/06                               1,491,276
   1,000,000   2.875%         08/15/06                                 992,083
   1,000,000   2.130%         09/25/06                                 988,151
     100,000   4.000%         09/29/06                                  99,594
     175,000   2.375%         10/30/06                                 172,622
   1,000,000   4.230%         11/28/06                                 995,526
   1,575,000   4.610% ****    09/06/07                               1,574,095
   1,000,000   4.720% *****   11/21/07                               1,000,000
   1,000,000   4.760% **      11/28/07                               1,000,000

Federal Home Loan Mortgage Corporation
   1,000,000   4.084% *       04/04/06                                  999,667
   1,424,000   4.100% ******  08/16/06                                1,423,043
   1,000,000   3.625%         09/15/06                                  994,804
     592,000   5.085% *       02/06/07                                  567,170

Federal National Mortgage Association
   1,000,000   2.150%         04/13/06                                  999,359
     500,000   2.250%         05/15/06                                  498,650
   1,000,000   5.250%         06/15/06                                1,001,485
   1,000,000   1.750%         06/16/06                                  994,158
     900,000   3.300%         07/14/06                                  896,791
   1,000,000   4.995% *      08/23/06                                   980,680
                                                                    -----------
             Total U.S. Government Agencies                          23,958,934
                                                                    -----------
Repurchase Agreements (59.96%)
Bear Stearns and Company, Inc.
  13,000,000  4.820% 4/3/2006                                      $ 13,000,000
             (Purchased on 03/31/06, proceeds at
             maturity $13,005,222; Collateralized
             by $13,535,601 Government Agencies,
             09/01/20 - 09/01/33, market value
             $13,261,169)

Seattle-Northwest Securities Corporation
  12,824,737  4.810% 04/03/06                                        12,824,737
             (Purchased on 03/31/06, proceeds at
             maturity $12,829,878; Collateralized
             by $13,090,000 Government Agencies,
             08/11/06 - 02/22/07, market value
             $13,085,032)

UBS Securities LLC
  10,000,000  4.760% 4/3/2006                                        10,000,000
             (Purchased on 03/31/06, proceeds at
             maturity $10,003,967; Collateralized
             by $9,854,000 Government Agencies,
             05/02/06 - 10/01/28, market value
             $10,204,433)
                                                                  -------------
              Total Repurchase Agreements                            35,824,737
                                                                  -------------

             Total Investments in Securities
             (100.06%) (Cost $59,783,671)                          $ 59,783,671
             Other Assets and Liabilities (-0.06%)                     ($36,498)
                                                                  --------------
             Net Assets (100.00%)                                  $ 59,747,173
                                                                  ==============

*     Effective yield at date of purchase
**    Interest rate fluctuates weekly with 3-month US Treasury bill rate
***   Interest rate is Libor plus a stated rate
****  Interest rate flucuates monthly with 2-year US Treasury note
***** Interest rate flucuates monthly with 1-year US Treasury note ******Step-coupon, resets quarterly

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Institutional Money Market Fund

                       Schedule of Portfolio Investments
                                 March 31, 2006

Par Value          Description                                        Value
---------          -----------                                        -----
REPURCHASE AGREEMENTS (100.00%)
Bear Stearns and Company, Inc.
33,000,000       4.820% 04/03/06                                   33,000,000
                 (Purchased on 03/31/06, proceeds
                 at maturity $33,013,255;
                 Collateralized by $33,906,376
                 Government Agency Pools, 03/01/16 - 04/01/36, market value $33,662,356)

Seattle-Northwest Securities Corporation
30,487,753       4.810% 04/03/06                                   30,487,753
                 (Purchased on 03/31/06, proceeds
                 at maturity $30,499,974;
                 Collateralized by $31,383,000
                 Government Agencies, 05/17/06 - 05/15/13,
                 market value $31,097,951)

                                                                 ------------
                 Total Repurchase Agreements                       63,487,753
                                                                 ------------

                 Total Investments in Securities
                 (100.00%) (Cost $63,487,753)                    $ 63,487,753
                 Other Assets and Liabilities (0.00%)                 ($1,394)
                                                                 ------------

                 NET ASSETS (100.00%)                            $ 63,486,359
                                                                 ============

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Institutional Reserves Fund

                       Schedule of Portfolio Investments
                                 March 31, 2006

   Par Value    Description                                  Value
   ---------    -----------                                  -----
U.S. GOVERNMENT AGENCIES (52.36%)
Federal Farm Credit Bank
      1,000,000 4.561% ***  04/04/06                       $ 999,998
      1,000,000 4.650% **   07/19/06                       1,000,000
        200,000 4.520% ***  08/01/06                         199,913
        204,167 3.050%   08/25/06                            202,972

Federal Home Loan Bank
        500,000 2.125%   07/07/06                           496,564
      1,465,000 2.020%   07/14/06                         1,455,412
        500,000 2.875%   08/15/06                           496,042
        230,000 4.185%   09/22/06                           230,000
        500,000 2.130%   09/25/06                           494,075
        500,000 2.615%   02/07/07                           489,414
      1,000,000 4.610% ****  09/06/07                       999,426
      1,000,000 4.720% ***** 11/21/07                     1,000,000
      1,000,000 4.760% **   11/28/07                      1,000,000

Federal Home Loan Mortgage Corporation
      1,000,000 4.084%  * 04/04/06                          999,667
        544,000 2.340%   04/28/06                           543,220
      2,000,000 2.260%   06/09/06                         1,991,288
      1,000,000 5.500%   07/15/06                         1,001,923
      2,000,000 3.625%   09/15/06                         1,989,607

Federal National Mortgage Association
      1,000,000 2.150%   04/13/06                           999,359
      2,000,000 2.125%   04/15/06                         1,998,360
      1,500,000 2.250%   05/15/06                         1,495,950
      2,610,000 4.665%  ****** 05/22/06                   2,609,872
      1,000,000 4.782%  * 08/09/06                          983,118
        500,000 4.995%  * 08/23/06                          490,340
                                                        ------------
                Total U.S. Government Agencies           24,166,520
                                                        ------------
REPURCHASE AGREEMENTS (47.73%)
Bear Stearns and Company Inc.
   9,000,000    4.820% 4/3/2006                         $ 9,000,000
             (Purchased on 03/31/06, proceeds
             at maturity $9,003,615;
             Collateralized by $9,527,287
             Government Agencies, 03/01/18 - 12/01/35,
             market value $9,184,452)

Seattle-Northwest Securities Corporation
   7,030,456    4.810% 4/3/2006                          7,030,456
             (Purchased on 03/31/06, proceeds
             at maturity $7,033,274;
             Collateralized by $7,112,000
             Government Agencies, 08/11/06 -04/05/07,
             market value $7,175,704)

UBS Securities LLC
   6,000,000    4.760% 4/3/2006                          6,000,000
             (Purchased on 03/31/06, proceeds
             at maturity $6,002,380;
             Collateralized by $5,788,000
             Government Agencies, 12/15/06 - 01/19/23,
             market value $6,122,124)
                                                     --------------
             Total Repurchase Agreements                 22,030,456
                                                     --------------
             Total Investments in Securities
             (100.09%) (Cost $46,196,976)              $ 46,196,976
             Other Assets and Liabilites (-0.09%)          ($42,010)
                                                     --------------

             NET ASSETS (100.00%)                      $ 46,154,966
                                                     ==============



* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill rate ***Interest rate is Libor plus a stated rate
****Interest rate flucuates monthly with 2-year US Treasury note
*****Interest rate flucuates monthly with 1-year US Treasury note
******Interest rate flucuates quarterly with Libor

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund

                       Schedule of Portfolio Investments
                                 March 31, 2006


  Par Value    Description                                  Value
  ---------    -----------                                  -----
U.S. GOVERNMENT AGENCIES (15.65%)
Federal Farm Credit Bank
     2,000,000    4.650% ** 07/19/06                    $ 2,000,040
     2,500,000    2.850%    09/07/06                      2,478,483

Federal Home Loan Bank
     2,000,000    4.050%    06/06/06                      2,000,000
     3,100,000    2.030%    06/30/06                      3,079,454
     1,000,000    2.800%    08/25/06                        991,793
       100,000    2.875%    09/15/06                         99,088
     1,000,000    2.600%    09/26/06                        989,458
       400,000    3.000%    11/15/06                        395,398
       200,000    6.350%    12/04/06                        201,875
     1,000,000    4.610% *****  09/06/07                    999,426
     1,000,000    4.720% ******  11/21/07                 1,000,000

Federal Home Loan Mortgage Corporation
     2,000,000    2.750%    05/17/06                      1,995,472
       990,000    2.700% ********  05/19/06                 987,396
     1,500,000    2.000%    06/30/06                      1,490,400

Federal National Mortgage Association
     2,000,000    2.125%    06/15/06                      1,989,941
                                                       ------------
                 Total U.S. Government Agencies          20,698,224
                                                       ------------

LOAN CERTIFICATES - FMHA GUARANTEED LOAN
     CERTIFICATES (14.46%)
               19,118,296 4.85 % - 5.55%*********
               04/01/06 to 3/11/45                       19,118,296
                                                     --------------
COMMERCIAL PAPER (19.33%)
Danske Corporation
    1,000,000   4.578% * 04/06/06                         $ 999,368
    1,000,000   4.856% * 06/08/06                           990,915

UBS Finance
    1,000,000   4.515% * 04/10/06                           998,883
    1,000,000   4.640% * 04/24/06                           997,061
    1,000,000   4.865% * 06/06/06                           991,163

National Rural Utilities
    1,500,000   4.605% * 04/10/06                         1,498,282

PNC Bank
    1,300,000   4.609% * 04/10/06                         1,298,508
    1,300,000   4.776% * 06/07/06                         1,288,580

Cooperative Association Tractor
    1,010,000   4.629% * 04/20/06                         1,007,558
    1,500,000   4.970% * 07/11/06                         1,479,379

BNP Paribas Financial
    1,000,000   4.500% * 04/10/06                           998,888
    1,000,000   4.617% * 04/20/06                           997,583
    1,000,000   4.900% * 06/28/06                           988,169

Paccar Financial
    1,000,000   4.518% * 05/15/06                           994,341
    1,500,000   4.727% * 05/24/06                         1,489,665


* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill rate ***Variable rate, put option subject to no longer than 7-day settlement ****Interest rate is Libor plus a stated rate
*****Interest rate flucuates monthly with 2-year US Treasury note
******Interest rate flucuates monthly with 1-year US Treasury note
******* Interest rate flucuates quarterly with Libor
********Step-coupon, resets quarterly
*********Interest rate fluctuates with prime rate, put option subject to no longer than 7-day setttlement

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2006

  Par Value    Description                                  Value
  ---------    -----------                                  -----
COMMERCIAL PAPER (CONT.)
Citigroup Funding
     1,000,000    4.694% * 05/16/06                      $  994,200
     1,500,000    4.718% * 05/17/06                       1,491,049

Southern Company
     1,499,000    4.748% * 04/10/06                       1,497,224

Thunder Bay Funding
     1,200,000    4.674% * 04/18/06                       1,197,365

Edison Asset Securities
       578,000    4.555% * 04/25/06                         576,266

Northern Rock
     1,800,000    4.676% * 04/28/06                       1,793,736
     1,000,000    4.835% * 05/22/06                         993,200
                                                       ------------
                      Total Commercial Paper             25,561,383
                                                       ------------

CORPORATE BONDS (22.41%)
Aerospace - Defense
General Dynamics
     2,000,000    2.125% 05/15/06                         1,994,286
McDonnell Douglas
     1,500,000    6.875% 11/01/06                         1,514,224

Banking & Financial
Wells Fargo Company
    1,416,000   6.875% 04/01/06                           1,416,000
Norwest Corporation
      995,000   6.875% 08/08/06                           1,000,871
Wachovia Corporation
    2,000,000   4.950% 11/01/06                           2,000,513
HSBC USA Inc
    1,500,000   8.375% 02/15/07                           1,538,625

Chemicals
EI DuPont de Nemours
      268,000   8.250%  09/15/06                            272,096


Computer Hardware
Hewlett-Packard Company
    1,000,000  5.750% 12/15/06                            1,004,196

Drugs
Abbott Laboratories
    1,004,000  5.625% 07/01/06                            1,006,244

Financial Services
Morgan Stanley Dean Witter
    3,476,000   6.100%  04/15/06                          3,477,955
National Rural Utilities
    1,230,000   6.000%  05/15/06                          1,231,981

* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill rate ***Variable rate, put option subject to no longer than 7-day settlement ****Interest rate is Libor plus a stated rate
*****Interest rate flucuates monthly with 2-year US Treasury note
******Interest rate flucuates monthly with 1-year US Treasury note
******* Interest rate flucuates quarterly with Libor
********Step-coupon, resets quarterly
*********Interest rate fluctuates with prime rate, put option subject to no longer than 7-day setttlement

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2006

  Par Value    Description                                  Value
  ---------    -----------                                  -----
Household Finance
     1,131,000    7.200% 07/15/06                         1,138,757
Credit Suisse FB USA
     2,500,000    5.875% 08/01/06                         2,509,104
General Electric Capital
     1,000,000    5.060% ******* 09/18/06                 1,000,791
Bear Stearns Company
     1,000,000    7.250% 10/15/06                         1,011,046
Goldman Sachs Group
     1,000,000    2.850% 10/27/06                           989,379
Bear Stearns Company
     1,000,000    4.711% **** 01/05/07                    1,000,000
Merrill Lynch & Company
     1,655,000    4.755% ******* 01/26/07                 1,656,559

Miscellaneous
Schneider Capital
     1,900,000    4.780% *** 07/01/43                     1,900,000
Kuehn Enterprises
       970,000    4.780% *** 10/01/43                       970,000

Retail General Merchandise
Wal-Mart Stores
     1,000,000    5.586%    06/01/06                      1,001,537
                                                       ------------
                Total Corporate Bonds                    29,634,164
                                                       ------------
REPURCHASE AGREEMENTS (29.84%)
Seattle-Northwest Securities Corporation
   14,465,121 4.810% 04/03/06                            14,465,121
              (Purchased on 03/31/06, proceeds at
              maturity $14,470,919; Collateralized
              by $14,910,000 Government Agencies,
              07/15/06 - 02/15/07, market value
              $14,755,711)

Bear, Stearns and Company, Inc.
   15,000,000 4.820% 04/03/06                            15,000,000
              (Purchased on 03/31/06, proceeds at
              maturity $15,006,025; Collateralized
              by $15,316,905 Government Agency Pools,
              03/01/18 - 04/01/36, market value
              $15,301,780)

UBS Securities LLC
   10,000,000 4.760% 04/03/06                            10,000,000
              (Purchased on 03/31/06, proceeds
              at maturity $10,003,967;
              Collateralized by $10,295,000
              Government Agencies, 04/03/06 -
              06/27/06, market value
              $10,200,651)

                                                       ------------
              Total Repurchase Agreements                39,465,121
                                                       ------------

              Total Investment in Securities
              (101.69%) (Cost $134,477,188)            $134,477,188
              Other Assets and Liabilities (-1.69       ($2,229,360)
                                                       ------------

              NET ASSETS (100.00%)                     $132,247,828
                                                       ============

* Effective yield at date of purchase
** Interest rate fluctuates weekly with 3-month US Treasury bill rate ***Variable rate, put option subject to no longer than 7-day settlement ****Interest rate is Libor plus a stated rate
*****Interest rate flucuates monthly with 2-year US Treasury note
******Interest rate flucuates monthly with 1-year US Treasury note
******* Interest rate flucuates quarterly with Libor
********Step-coupon, resets quarterly
*********Interest rate fluctuates with prime rate, put option subject to no longer than 7-day setttlement

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund

                       Schedule of Portfolio Investments
                                 March 31, 2006

 Par Value   Description                                   Value
 ---------   -----------                                   -----
 MUNICIPAL BONDS (98.86%)
 Arkansas (0.74%)
     135,000 Hot Springs, AR
             4.250%  07/01/06                             $ 135,271

 Arizona (2.19%)
     400,000 Apache County,  AZ Development
             3.160%***  12/15/18                            400,000

 California (1.09%)
     200,000 California Health
             3.180%***  08/01/21                            200,000

 Florida (2.81%)
     500,000 Florida Housing Finance Agency
             5.700%  08/01/06                               514,228

 Hawaii (5.46%)
   1,000,000 ABN AMRO MuniTOPS, HI
             3.220%***  07/01/12                          1,000,000

 Iowa (4.84%)
     100,000 Iowa Finance Authority
             5.000%  08/01/06                               100,589
     785,000 Iowa Finance West Foundation
             Project, 3.200%***  01/01/32                   785,000

 Idaho (2.73%)
     500,000 Idaho State University
             4.000%  04/01/06                               500,000

 Illinois (7.49%)
     300,000 Illinois Regional Transportation
             4.000%  06/01/06                               300,566
     315,000 LaSalle County School District, IL
             5.900%  12/01/06                               319,901
     150,000 Cook County, IL School District #142
             3.350%  12/01/06                               150,195
     300,000 Illinois Health NW Hospital
             3.220%***  08/15/25                            300,000
     300,000 Illinois Development Finance
             Authority, 3.220%***  12/01/28                 300,000
Indiana (2.19%)
    400,000 Indianapolis, IN
            3.180%***  02/01/20                             400,000

Kentucky (1.10%)
    200,000 Kentucky Asset.Liability
            Commission, 4.000%  06/28/06                    200,556

Louisiana (2.73%)
    500,000 Louisiana State
            5.500%  04/15/06                                500,420

Maryland (3.28%)
    600,000 Maryland Health and Higher
            Education, 3.200%***  10/01/37                  600,000

Michigan (1.10%)
    200,000 Hudsonville, MI Schools
            6.000%  05/01/06                                200,519

Minnesota (1.24%)
    225,000 Minnesota State
            5.000%  08/01/06                                226,325

Nebraska (3.55%)
    650,000 Nebraska Educational Finance
            Authority, 3.240%**  12/15/35                   650,000

New Jersey (1.09%)
    200,000 New Jersey Economic
            Development, 3.140%**  11/01/25                 200,000

New Mexico (1.64%)
    300,000 New Mexico Severance Tax
            4.500%  07/01/06                                300,956

New York (1.09%)
    200,000 Long Island Power Authority, NY
            3.180%**  05/01/33                              200,000

   * Effective Yield at date of purchase
  ** Variable Rate, put option subject to no longer than next business day *** Variable Rate, put option subject to no longer than 7 day settlement
**** Tax Exempt Commercial Paper - Interest Bearing at Maturity (rollover
     Eligible)

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2006

 Par Value   Description                                    Value
 ---------   -----------                                    -----
 MUNICIPAL BONDS (CONT.)
 Ohio (5.93%)
     785,000 Cincinnati & Hamilton Counties, OH
             3.240%**  09/01/25                           $ 785,000
     300,000 Ohio State University
             3.150%***  12/01/31                            300,000

 Pennsylvania (18.52%)
     100,000 Penn Manor School District, PA
             4.850%, 06/01/06                               100,222
     685,000 Erie County, PA Hospital
             3.120%**  05/15/20                             685,000
     300,000 Delaware County, PA Development
             3.170%**  04/01/21                             300,000
     305,000 New Castle, PA Hospital
             3.230%***  07/01/26                            305,000
     500,000 Philadelphia, PA IDR
             3.120%**  03/01/27                             500,000
     400,000 Allentown, PA Development
             3.120%**  12/01/29                             400,000
     100,000 Benzinger Township, PA
             3.210%***  12/01/30                            100,000
     300,000 Chester County, PA Development
             3.120%**  07/01/31                             300,000
     700,000 Allegheny County, PA Development
             3.200%***  08/01/32                            700,000

 Tennessee (9.29%)
     300,000 Metro Nashville, TN
             5.250%  05/15/06                               300,871
     700,000 Clarksville, TN Building
             3.170%**  07/01/31                             700,000
     700,000 Montgomery County, TN
             3.170%**  04/01/32                             700,000

 Texas (6.20%)
     500,000 Austin, TX Commercial Paper
             3.110%****  05/01/06                           500,000
 Texas (6.20%) (continued)
    235,000 Texas A&M University
            4.650%  05/15/06                                235,464
    400,000 Harris County, TX IDR
            3.220%***  02/01/20                             400,000

Utah (1.64%)
    300,000 Emery County, Utah PCR
            3.180%**  11/01/24                              300,000

Virginia (0.55%)
    100,000 Virginia State
            4.500%  10/01/06                                100,537

Washington (4.91%)
    200,000 Seattle, WA Refunding
            3.000%  10/01/06                                199,457
    700,000 Lake Tapps Parkway, WA
            3.220%***  12/01/19                             700,000

Wisconsin (1.09%)
    200,000 Wisconsin State
            4.700%  05/01/06                                200,283

Wyoming (4.37%)
    800,000 Sweetwater County, WY
            Commercial Paper, 3.290%  06/05/06              800,000

                                                       ------------
            Total Municipal Bonds                        18,096,360
                                                       ------------

MUTUAL FUNDS (0.72%)
    131,010 AIM Institutional Tax Free
            Cash Reserve, 2.960%**  04/01/06                131,010
                                                       ------------

            Total Investments in Securities
            (99.58%) (Cost $18,227,370)                $ 18,227,370
            Other Assets and Liabilities (0.42%)             76,587
                                                       ------------

            NET ASSETS (100.00%)                       $ 18,303,957
                                                       ============



   * Effective Yield at date of purchase
  ** Variable Rate, put option subject to no longer than next business day *** Variable Rate, put option subject to no longer than 7 day settlement
**** Tax Exempt Commercial Paper - Interest Bearing at Maturity (rollover
     Eligible)
                       See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.

VINTAGE FIXED INCOME FUNDS

During the past twelve months, the economy has proven resilient to many challenges and financial assets have increased in value. As a result of the continued economic growth trajectory, equity markets moved higher as the Standard & Poor's 500 index advanced 11.73 percent and a muted response from the fixed income markets as the Lehman Aggregate index rose 2.26 percent. Interest rates moved higher during the year on continued strength in the labor market and further interest rate hikes by the Federal Reserve. The ten-year U.S. Treasury rate rose 0.37 percent to finish the period at 4.85 percent.

The Federal Reserve continued to increase the Fed funds rate at each meeting over the past twelve months. The Federal Reserve funds rate has moved from 2.75 percent in March 2005 to 4.75 percent in March 2006. The March 2006 meeting marked the fifteenth consecutive 0.25 percent rate increase. The Federal Reserve shared with investors their key drivers of taking the economy's temperature as to inflation. In addition to inflation expectations, the Federal Reserve indicated resource utilization rates, energy and other commodity price increases and the growth in unit labor costs to be the main drivers. Each of these economic measures is at or near the point where further growth generally leads to higher inflation. As core inflation is holding steady near the high end of the Federal Reserve's preferred range of 1 - 2 percent, vigilance is still needed.

The Federal Reserve's interest rate hikes have been supported by continued growth in economic output and employment. Economic growth, as measured by the Gross Domestic Product (GDP), has advanced at an above-trend pace over the past twelve months. The national unemployment rate declined from 5.10 percent to 4.70 percent throughout the year. Likewise, the average number of jobs created is 174,000 per month throughout the last twelve months. A falling unemployment rate indicates this amount of job creation is sufficient to absorb new workers entering the workforce.

In addition to domestic issues, the global economy and interest rate markets impact U.S. interest rates. Changes are afoot within many of the world's biggest central banks. Not only has the U.S. been on a multi-year interest rate hike campaign, other central banks are concerned about resource utilization and particularly inflation. German business confidence is at the highest level in fifteen years and retail sales are growing at the fastest pace since 1999. In Japan the picture is even brighter with four consecutive months of inflation and a jobless rate at a 7 1/2 year low. The European Central Bank began increasing rates during the first quarter and the Bank of Japan is signaling an end to its deflation fighting quantitative easing campaign. These are all signs of global growth and indicate global interest rates may be moving higher. This matters to U.S. domestic investors because the major rate markets show a significant degree of correlation. Since 1990, ninety-three percent of the change in ten-year U.S. yields can be explained by changes in Germany's interest rates. Likewise, the U.S. has a ninety-one percent correlation to the United Kingdom and an eighty-nine percent correlation to Japan. A move higher in rates for both the Euro zone and Japan will certainly put upward pressure on U.S. interest rates.

Interest rates rose across all maturities over the past year. Short-term interest rates moved more than intermediate and long rates, causing the yield curve to significantly flatten. On March 31, 2006, the two-year Treasury yield was 4.82 percent. Investors were compensated only an additional .03 percent or
4.85 percent for purchasing ten-year Treasury notes. While many market prognosticators suggested that this flattening of the yield curve and minor inversion during the first quarter of 2006 sowed the seeds for an impending recession, we have been much more optimistic about the economic outlook despite movements in the Treasury market. Given the low overall level of interest rates, the amount of wind taken out of the economic sails due to the Federal Reserve's rate hike campaign has been less than many expected.

Our outlook for the fixed income markets is for modestly higher interest rates, the Federal Reserve to move policy rates higher should the economy remain at an above-trend growth rate and modest performance from the risk sectors of the fixed income universe. This outlook is supported by four main themes: consistent economic growth, sustained corporate profitability, continued job growth and moderate rates of inflation. Consumer spending (more than two-thirds of the economy) is buoyed by increasing employment and has taken higher energy costs in stride. Corporate profit growth and high profit margins generate the ability to pay for capital expenditures.

In summary, we see the economy to be on solid footing and expect the Federal Reserve to remain vigilant on the risk of inflation. The impact of a tightening Federal Reserve and higher oil prices may place strain on yet unidentified sectors of the market. The portfolios are defensively positioned for a higher interest rate environment with a focus on capital preservation.

VINTAGE LIMITED TERM BOND FUND

Fixed income total returns were modest during the past twelve months as interest rates rose and bond prices fell, eroding the Fund's income benefits. The ten-year Treasury reached a low of 3.89 percent during the summer of 2005, only to move higher throughout the fall and winter months. The ten-year Treasury reached its peak for the past year at the end of the period with a yield of 4.85 percent. For the period, the Vintage Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

The continued path of economic growth and job creation led the Federal Reserve to raise the Federal Reserve funds rate eight more times during the past twelve months. As expected, the Federal Reserve increased rates at a "measured" pace, moving 0.25 percent in each move. The Federal Reserve's focus is on resource utilization rates, energy and other commodity price increases and the growth in unit labor costs as the main drivers of inflation. Each of these economic measures is at or near the point where further growth generally leads to higher inflation.

As the Federal Reserve proceeded with interest rate hikes, short-term interest rates moved higher during the period. The two-year Treasury rate increased 1.04 percent while the ten-year rate moved higher by a more modest 0.37 percent. The result is a flattening of the yield curve between two-year and ten-year rates. The difference between these two rates collapsed by 0.67 percent as their difference is now a modest 0.03 percent. The market certainly believes in the inflation fighting ability of the Federal Reserve as it allocates little extra income for extending a maturity out to ten years.

Portfolio performance during the period benefited from nimble duration management, an overweight to the asset-backed securities sector, effective trading of the mortgage-backed sector and an income advantage relative to the benchmark. Mortgage-backed securities performed poorly throughout most of 2005 and were an underweight position. In December 2005, the portfolio added CMO's prior to a mortgage rally through the winter months of 2006. Return dispersion among bond sectors was muted for the period. Corporate bonds securities modestly underperformed the market while mortgage-backed securities, high quality asset-backed securities and U.S. agencies modestly outperformed. The portfolio had less interest rate risk than the benchmark, which benefited performance as interest rates moved higher. In total, active investment decisions enhanced performance in a low total return environment.

Investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds and asset-backed securities continue to hold overweight positions. Mortgage-backed securities weightings are slightly above benchmark levels. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

Performance Report                                        Limited Term Bond Fund

Graph Omitted - Information presented

                          Value of $10,000 Investment


                                                Average Annual Returns
                                                    as of 3/31/2006
                                            1 Year  5 Year  10 Year  Value
                                            ------  ------  -------  -----
Vintage Limited Term Bond Fund               2.31%   2.68%   4.02%  $14,840
Lehman Brothers 1-3 Yr Gov't/Credit Index    2.50%   3.64%   5.07%  $16,398



PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT WWW.VINTAGEFUNDS.COM.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in an environment of rising interest rates.

The performance of the Vintage Limited Term Bond Fund is measured against the Lehman Brothers 1-3 Year Government/Credit Index which represents the performance of government and corporate bonds with maturities of 1-3 years. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund

                       Schedule of Portfolio Investments
                                 March 31, 2006

Par Value        Description                                  Value
---------        -----------                                  -----
U.S. GOVERNMENT AGENCIES (28.32%)
    1,000,000 Federal Home Loan Bank, 3.375%
               9/14/2007                                $   976,441
    6,600,000 Federal Home Loan Mortgage Corp.,
              3.875%, 06/15/08                            6,437,706
    3,000,000 Federal Home Loan Mortgage Corp.,
              5.750%, 03/15/09                            3,052,293
      800,000 Federal National Mortgage Assoc.,
              5.250%, 04/15/07                              800,878
    1,000,000 Federal National Mortgage Assoc.,
              4.300%, 6/30/08                               983,977
       52,500 Naples City SA Sink, 7.520%
              7/15/2006                                      52,813
      400,000 Quebec Province, 7.000%
              1/30/2007                                     405,656
                                                        ------------
              Total U.S. Government Agencies             12,709,764
                                                        ------------
MORTGAGE RELATED SECURITIES (34.77%)
Airlines (0.52%)
      235,415 Continental Airlines Certs, 6.410%
             4/15/2007                                      234,756
                                                        ------------
Collateralized Mortgage Obligations (5.15%)
    1,103,389 Federal Home Loan Mortgage Corp.,
              2971 Class PE, 4.500%, 03/15/26             1,082,002
      963,053 Federal Home Loan Mortgage Corp.,
              3089 Class LP, 5.500%, 12/15/29               960,111
        2,890  Federal National Mortgage Assoc.,
               1993-14 Class A, 6.000%, 02/25/08              2,886
      209,521 Structured Asset Securities Corp.,
              2001-1B2, 7.142%, 02/25/31                    208,739
       57,076 Structured Asset Securities Corp.,
              5.330%, 04/25/32                               56,813
                                                        ------------
                                                          2,310,551
                                                        ------------
Federal Home Loan Mortgage Corp.
Mortgage-Backed Pools (11.14%)
      872,071 Pool #M90830, 3.500%
              8/1/2008                                      833,331
    1,232,730 Pool #M90842, 4.000%
              09/01/08                                    1,199,092
      707,970 Pool #M90876, 4.000%
              11/01/08                                      688,651
      511,181 Pool #M90877, 4.000%
              12/1/2008                                     497,231
       25,934 Pool #E61274, 7.000%
              8/1/2009                                       26,191
      875,201 Pool #M90980, 5.000%
              5/1/2010                                      870,026
      887,985 Pool #M90988, 5.000%
              7/1/2010                                      882,734
                                                      -------------
                                                          4,997,256
                                                      -------------
 Asset Backed Securities (17.96%)
      220,212  Indymac 1998-2 A2, 6.170%
               12/25/11                                     211,744
        211,744 1,742 Vanderbilt Mortgage, 7.820%
               11/07/17                                       1,740
        2,795  Oakwood Mortgage 6.600%
               05/15/21                                       2,789
    1,200,000  Chase Mortgage 2003-6 1A3, 3.340%
               05/25/26                                   1,179,036
      341,623  Green Tree, 7.350%
               05/15/27                                     352,790
      587,454  Amresco 1997-2 M1F, 7.430%
               06/25/27                                     585,281
      278,206  Green Tree, 7.600%
               10/15/27                                     287,280
      287,280 133,521 Residential Asset Mortgage Products,
               1999-KS4, 7.220%, 06/25/28                   133,466
       38,115  IMC Home Equity, 7.080%
               08/20/28                                      38,004
      800,000  Residentail Asset Mortgage Products,
               2004-RS12 AI3, 3.981%, 04/25/29              789,278
      133,102  First Alliance, 6.520%
               09/20/29                                     132,680
      990,986  Countrywide 2004-9 AF3, 3.854%
               10/25/1930                                   985,315

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund (continued)


                       Schedule of Portfolio Investments
                                 March 31, 2006

Par Value     Description                                  Value
---------     -----------                                  -----
MORTGAGE RELATED SECURITIES (CONT.)
Asset Backed Securities (cont.)
       37,704 Conseco Financial Series, 7.272%
              6/15/1932                                  $   38,018
    1,110,000 Chase Mortgage 2003-4 1A5, 5.416%
              5/25/1933                                   1,096,886
      350,000 Residential Asset Mortgage Products
              2005-RS1, 4.109%, 01/25/35                    342,065
      625,000 Countrywide ABS, 4.575%
              5/25/1935                                     615,930
    1,300,000 POPLR 2005-B AF3, 4.620%
              8/25/1935                                   1,267,284
                                                        ------------
                                                          8,059,586
                                                        ------------
              Total Mortgage Related Securities          15,602,149
                                                        ------------
MUNICIPAL BONDS (1.35%)
General Obligation
       40,000 Reeves County, TX, 6.800%
              6/1/2006                                       40,122
      500,000 Chemeketa, OR, 1.940%
              6/15/2006                                     497,090
                                                        ------------
                                                            537,212
                                                        ------------
Rev Bond - Education
       65,000 Azusa Pacific University, 7.250%
              4/1/2009                                       66,398
                                                        ------------
              Total Municipal Bonds                         603,610
                                                        ------------
CORPORATE BONDS (33.95%)
Airlines (0.40%)
      178,789 Southwest Airlines, 5.100%
              5/1/2006                                      178,772
                                                        ------------
Automotive Finance (0.66%)
      300,000 Daimler Chrysler NA, 4.750%
              1/15/2008                                     295,796
                                                        ------------

Banking & Financial (4.19%)
      400,000 General Electric Cap Corp, 5.000%
              2/15/2007                                     399,439
      300,000 JP Morgan Chase, 5.250%
              5/30/2007                                     299,528
      300,000 CIT Group Inc, 5.750%
              09/25/07                                      301,818
      300,000 Bank of America Corp, 3.875%
              01/15/08                                      293,052
      300,000 U.S. Bank NA, 4.125%
              03/17/08                                      293,973
      300,000 Wells Fargo Company, 4.000%
              08/15/08                                      291,902
                                                        -------------
                                                          1,879,712
                                                        -------------
 Banks- International (0.64%)
      300,000 Wachovia Corp, 3.500%
              08/15/08                                      288,792
                                                        -------------
 Beverages (0.87%)
      400,000 Diageo Capital PLC, 3.500%
              11/19/07                                      388,719
                                                        -------------
 Electric Utility (3.57%)
    1,000,000 LA Electric Inc, 6.950%
              06/21/06                                    1,004,054
      300,000 Duke Energy Corp, 3.750%
              03/05/08                                      291,482
      304,000 Arkansas Electric, 7.330%
              06/30/08                                      308,636
                                                        -------------
                                                          1,604,172
                                                        -------------
 Financial Services (9.17%)
      300,000 Ford Motor, 6.500%
              01/25/07                                      298,852
      300,000 GE Capital, 5.375%
              03/15/07                                      300,338
      400,000 Morgan Stanley, 5.800%
              04/01/07                                      401,828
      200,000 John Deere Corp, 3.625%
              05/25/07                                      196,298
      300,000 General Motors Acceptance Credit,
              6.125%, 08/28/07                              290,978
      400,000 Goldman Sachs Group, 4.125%
              01/15/08                                      392,137
      300,000 Washington Mutual Finance, 4.375%
              01/15/08                                      294,966

                      See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund (continued)

                       Schedule of Portfolio Investments
                                 March 31, 2006

Par Value     Description                                  Value
---------     -----------                                  -----
CORPORATE BONDS (CONT.)
Financial Services (cont)
      400,000 Household Finance Co, 4.625%
              1/15/2008                                   $ 395,811
      300,000 Lehman Bros, 4.000%
              1/22/2008                                     293,366
      600,000 Citigroup Inc, 3.500%
              2/1/2008                                     581,971
      400,000 Countrywide Home Loan, 3.250%
              5/21/2008                                     382,769
      300,000 American General Financial AIG, 2.750%
              6/15/2008                                     283,406
                                                        ------------
                                                          4,112,720
                                                        ------------
Food Products (1.36%)
      300,000 Campbell Soup, 5.500%
              3/15/2007                                     299,298
      300,000 Kroger Co, 7.450%
              3/1/2008                                      310,032
                                                        ------------
                                                            609,330
                                                        ------------
Forest Products (0.90%)
      400,000 Weyerhaeuser Co, 5.950%
              11/1/2008                                     403,679
                                                        ------------

Manufactured Capital Goods (0.90%)
      400,000 Tyco Intl Group, 6.125%
              11/1/2008                                     405,422
                                                        ------------
Media (4.82%)
      400,000 Cox Communications Inc, 7.750%
              8/15/2006                                     402,901
      450,000 Tribune Co, 6.875%
              11/1/2006                                     453,004
      300,000 AOL Time Warner, 6.150%
              5/1/2007                                      302,249
      400,000 Comcast Cable Communications, 8.375%
              5/1/2007                                      412,311
      300,000 Disney Company, 5.375%
              6/1/2007                                      300,064
      300,000 Gannett Company, 4.125%
              6/15/2008                                     291,367
                                                        ------------
                                                          2,161,896
                                                        ------------
Mining (0.88%)
      400,000 Alcoa Inc, 4.250%
              08/15/07                                  $   393,951
                                                        ------------

 Oil & Gas (0.67%)
      300,000  Marathon Oil Corp, 5.375%
               6/1/2007                                     300,155
                                                        ------------
 Real Estate Investement Trust (0.68%)
      300,000  Simon Property Group REIT, 6.375%
               11/15/2007                                   304,343
                                                        ------------
 Retail General  Merchandise (1.08%)
      400,000  Target Corp, 5.500%
               4/1/2007                                     400,879
       85,000  May Department Stores, 3.950%
               7/15/2007                                     83,224
                                                        ------------
                                                            484,103
                                                        ------------
 Telecommunications (3.17%)
        300,000  AT&T Wireless, 7.500%
                 6/1/2007                                   306,818
        300,000  Telus Corp, 7.500%
                 6/1/2007                                   306,779
        500,000  Verizon Corp, 6.125%
                 6/15/2007                                  504,402
        300,000  Sprint Corp, 6.125%
                 11/15/2008                                 305,320
                                                        ------------
                                                          1,423,319
                                                        ------------
                 Total Corporate Bonds                   15,234,881
                                                        ------------
 MUTUAL FUND (1.02%)
        458,698  Vintage Government Assets Fund
                 T-Shares, 3.845%*                          458,698
                                                       -------------

                Total Investments in Securities
                (99.41%) (Cost $45,294,382)            $ 44,609,102
                Other Assets & Liabilities (0.59%)          264,715
                                                       -------------
                NET ASSETS (100.00%)                   $ 44,873,817
                                                       =============

*Rate shown is as of March 31, 2006

                      See notes to financial statements.

PERFORMANCE REPORT                                    VINTAGE MUTUAL FUNDS, INC.

THE VINTAGE BOND FUND

Fixed income total returns were modest during the past twelve months as interest rates rose and bond prices fell, eroding the Fund's income benefits. The two-year Treasury reached a low of 3.48 percent during the summer of 2005, only to move higher throughout the fall and winter months. The two-year Treasury reached its peak for the past year in March 2006 with a yield of 4.84 percent. For the period, the Vintage Limited Term Bond Fund outperformed its benchmark before expenses, yet trailed after expenses.

The continued path of economic growth and job creation led the Federal Reserve to raise the Federal Reserve funds rate eight more times during the past twelve months. As expected, the Federal Reserve increased rates at a "measured" pace, moving 0.25 percent in each move. The Federal Reserve's focus is on resource utilization rates, energy and other commodity price increases and the growth in unit labor costs as the main drivers of inflation. Each of these economic measures is at or near the point where further growth generally leads to higher inflation.

As the Federal Reserve proceeded with interest rate hikes, short-term interest rates moved higher during the period. The two-year Treasury rate increased 1.04 percent while the ten-year rate moved higher by a more modest 0.37 percent. The result is a flattening of the yield curve between two-year and ten-year rates. The difference between these two rates collapsed by 0.67 percent as their difference is now a modest 0.03 percent. The market certainly believes in the inflation fighting ability of the Federal Reserve as it allocates little extra income for extending a maturity out to ten years.

Portfolio performance during the period benefited from nimble duration management, an overweight to the asset-backed securities and mortgage-backed securities sectors, and an income advantage relative to the benchmark. Return dispersion among bond sectors was muted for the period. Corporate bonds securities modestly underperformed the market while mortgage-backed securities, high quality asset-backed securities and U.S. agencies modestly outperformed. The portfolio had less interest rate risk than the benchmark, which benefited performance as interest rates moved higher. In total, active investment decisions enhanced performance in a low total return environment.

Investment strategy is focused on holding less interest rate risk than the benchmark and continues to hold an overweight in fixed income sectors that generate an income advantage over the index. Corporate bonds, asset-backed securities and mortgage-backed securities continue to hold overweight positions. U.S. Treasury allocations continue to possess a significant underweight. An expectation of sustained economic and job growth supports the strategy.

Performance Report                                                     Bond Fund

Graph Omitted - Information presented

                          Value of $10,000 Investment


                                                Average Annual Returns
                                                    as of 3/31/2006
                                            1 Year  5 Year  10 Year  Value
                                            ------  ------  -------  -----
Vintage Bond Fund                            1.67%   3.98%   5.56%  $17,182
Lehman Brothers Aggregate Index              2.26%   5.11%   6.32%  $18,450


PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT WWW.VINTAGEFUNDS.COM.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in an environment of rising interest rates.

The performance of the Vintage Bond Fund is compared to the Lehman Brothers Aggregate Index, which represents the performance of the overall bond market. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VINTAGE MUTUAL FUNDS, INC.
BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2006

Par Value     Description                                 Value
---------     -----------                                 -----
U.S. TREASURY NOTES (2.09%)
    1,170,000 U.S. Treasury Note, 3.625%
          5/15/2013                                     $ 1,084,261
    980,000   U.S. Treasury Note, 4.000%
          2/15/2014                                         924,033
                                                      --------------
              Total U.S. Treasury Notes                   2,008,294
                                                      --------------
U.S. TREASURY STRIPS (4.69%)
    1,810,000 U.S Treasury Strip, 0.00%
          11/15/2015                                      1,133,120
    2,200,000 U.S Treasury Strip, 0.00%
          11/15/2018                                      1,168,283
    2,410,000 U.S Treasury Strip, 0.00%
          5/15/2020                                       1,178,890
    2,720,000 U.S Treasury Strip, 0.00%
          8/15/2025                                       1,023,702
                                                      --------------
              Total U.S. Treasury Strips                  4,503,995
                                                      --------------
U.S.  GOVERNMENT AGENCIES (5.70%)
      300,000 Federal Home Loan Mortgage Corp.,
              7.000%, 03/15/10                              319,708
      730,000 Federal Home Loan Mortgage Corp.,
              6.750%, 09/15/29                              865,022
    2,040,000 Federal National Mortgage Assoc.,
              4.500%, 06/01/10                            1,983,096
      500,000 Federal National Mortgage Assoc.,
              6.125%, 03/15/12                              523,675
    1,210,000 Federal National Mortgage Assoc.,
              4.625%, 10/15/14                            1,165,376
      500,000 Federal National Mortgage Assoc.,
              7.125%, 01/15/30                              619,354
                                                      --------------
              Total U.S. Government Agencies              5,476,231
                                                      --------------
OTHER GOVERNMENT RELATED (1.26%)
       25,000 Naples City SA Sink,
              7.520%, 07/15/06                               25,149
      185,000 Nova Scotia,
              8.250%, 11/15/19                              233,652
      500,000 Quebec Province MTN,
              7.035%, 03/10/26                              582,692
      360,000 United Mexican States,
              6.750%, 09/27/34                              371,700
                                                      --------------
              Total Other Government Related              1,213,193
                                                      --------------
MORTGAGE RELATED SECURITIES (51.57%)
Collateralized Mortgage Obligation (4.49%)
    1,925,000 Federal Home Loan Mortgage Corp.,
              3076 Class PC, 5.500%, 11/15/25           $ 1,921,233
      170,845 Federal Home Loan Mortgage Corp.,
              2123 Class PE, 6.000%, 12/15/27              171,522
       39,431 Federal Home Loan Mortgage Corp.,
              2535 Class PL, 4.000%, 06/15/29               39,235
    1,070,969 Structured Asset Securities Corp.
              2001-1 B2, 7.142%, 02/25/31                 1,066,972
    1,150,320 Washington Mutual 2003-AR4 A6,
              3.423%, 05/25/33                           1,117,634
                                                        -----------
                                                          4,316,596
                                                        -----------

Federal Home Loan Mortgage Corp. Pool (13.48%)
        476,700 Pool #M90876, 4.000%, 11/01/08              463,692
         84,950 Pool #E00436,  7.000%, 06/01/11              87,423
        995,122 Pool #E01419,  5.500%, 05/01/18             989,332
         90,453 Pool #E99510,  5.500%, 09/01/18              89,898
      2,226,913 Pool #E01488,  5.000%, 10/01/18           2,174,866
      1,183,809 Pool #E01545,  5.000%, 01/01/19           1,155,883
         97,080 Pool #G80135,  7.000%, 10/25/24             100,608
         71,853 Pool #C00592,  7.000%, 03/01/28              74,069
        129,990 Pool #C19588,  6.500%, 12/01/28             133,144
         75,587 Pool #C00896,  7.500%, 12/01/29              79,071
         61,734 Pool #C53696,  7.000%, 06/01/31              63,616
        876,180 Pool #G01444,  6.500%, 08/01/32             895,586
        114,369 Pool #C72044,  6.500%, 10/01/32             116,832
        141,901 Pool #C76748,  6.000%, 02/01/33             142,065
        909,572 Pool #C01491,  6.000%, 02/01/33             910,993
        909,309 Pool #C78237,  5.500%, 04/01/33             889,574
      1,582,560 Pool #G01563,  5.500%, 06/01/33           1,548,213
        426,927 Pool #A19963,  5.500%, 03/01/34             417,471
        877,079 Pool #G08010,  5.500%, 09/01/34             857,653
        901,128 Pool #G01772,  5.000%, 02/01/35             858,980
        950,758 Pool #G01896,  5.000%, 09/01/35             904,840
                                                        -----------
                                                         12,953,808
                                                        -----------
Federal National Mortgage Assoc. Pool (18.17%)
        518,340 Pool #254473,  5.500%, 10/01/17             515,721
      1,125,806 Pool #254759,  4.500%, 06/01/18           1,078,650
      1,109,153 Pool #254802,  4.500%, 07/01/18           1,062,694
        265,015 Pool #255079,  5.000%, 02/01/19             258,895
      1,057,203 Pool #742088,  4.500%, 04/01/19           1,011,786

                        See note to financial statements.

VINTAGE MUTUAL FUNDS, INC.
BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2006

Par Value     Description                                 Value
---------     -----------                                 -----
MORTGAGE RELATED SECURITIES (CONT.)
Federal National Mortgage Assoc. Pool (cont.)
      210,341 Pool #240650, 7.500%, 07/01/21              $ 221,091
    1,115,829 Pool #255075, 5.500%, 02/01/24              1,099,775
       90,539 Pool #346287, 7.000%, 05/01/26                 93,443
       60,535 Pool #250990, 7.500%, 07/01/27                 63,302
       90,970 Pool #251614, 7.000%, 04/01/28                 93,858
      120,308 Pool #251697, 6.500%, 05/01/28                123,353
      203,790 Pool #323282, 7.500%, 07/01/28                213,107
      200,519 Pool #252334, 6.500%, 02/01/29                208,132
       95,952 Pool #323640, 7.500%, 04/01/29                100,305
       95,249 Pool #252518, 7.000%, 05/01/29                 99,484
       77,966 Pool #535817, 7.000%, 04/01/31                 80,396
       74,935 Pool #581592, 7.000%, 06/01/31                 77,255
      157,548 Pool #640002, 5.652%, 07/01/31                162,034
      224,484 Pool #686168, 5.536%, 05/01/32                231,071
      475,865 Pool #545759, 6.500%, 07/01/32                486,529
    1,201,271 Pool #545993, 6.000%, 11/01/32              1,202,398
      998,854 Pool #17315,   6.500%, 12/01/32             1,021,936
    2,089,912 Pool #683387, 5.500%, 02/01/33              2,044,078
    1,111,954 Pool #555272, 6.000%, 03/01/33              1,112,997
      248,507 Pool #713974, 5.500%, 07/01/33                243,057
    1,102,739 Pool #721502, 5.000%, 07/01/33              1,052,791
    1,176,278 Pool #737730, 5.500%, 09/01/33              1,150,481
      549,553 Pool #254905, 6.000%, 10/01/33                549,847
      187,795 Pool #254982, 5.000%, 12/01/33                179,289
    1,664,474 Pool #357467, 5.500%, 12/01/33              1,627,970
                                                      --------------
                                                         17,465,725
                                                      --------------
Government National Mortgage Association
Pool (2.80%)
       71,313 Pool #780453, 7.500%, 12/15/25                 75,012
      113,511 Pool #780584, 7.000%, 06/15/27                118,435
       57,183 Pool #451522, 7.500%, 10/15/27                 60,088
      166,427 Pool #22536,   7.500%, 01/20/28               173,415
      127,590 Pool #780717, 7.000%, 02/15/28                133,171
      121,468 Pool #462556, 6.500%, 02/15/28                126,079
       77,997 Pool #469699, 7.000%, 11/15/28                 81,333
       16,232 Pool #466138, 7.500%, 12/15/28                 17,045
      171,570 Pool #780990, 7.500%, 12/15/28                180,247
       81,525 Pool #780936, 7.500%, 12/15/28                 85,733
      102,926 Pool #486760, 6.500%, 12/15/28                106,834
    1,523,182 Pool #23584,   6.000%, 07/20/34             1,536,503
                                                      --------------
                                                          2,693,895
                                                      --------------
Asset Backed Securities (12.63%)
        440,424 Indymac 1998-2 A2,
                6.170%, 12/25/11                            423,488
        201,074 Conti Mortgage 1999-1 A7,
                6.470%, 12/25/13                            199,970
      1,310,000 Chase Mortgage 2003-6 1A3,
                3.340%, 05/25/26                          1,287,114
        781,866 GreenTree 1996-3 A6,
                7.850%, 05/15/27                            818,509
        587,454 Amresco 1997-2 M1F,
                7.430%, 06/25/27                            585,281
        172,168 South Pacific 1998-1 A6,
                7.080%, 03/25/28                            171,516
         83,527 Federal Home Loan Mortgage Corp.,
                7.120%, 06/25/28                             83,209
      1,000,000 Residential Asset Mortgage Products
                2004-RS12 AI3,3.981%, 04/25/29              986,597
      1,532,216 Countrywide 2004-9 AF3,
                3.854%, 10/25/30                          1,523,449
        310,781 ML Mortgage 2002-AFC1 AF3,
                6.550%, 09/25/32                            310,281
        422,607 Equity One 2000-1 A5,
                8.015%, 02/25/32                            422,100
        207,916 Conseco Finance 2000-6 A4,
                6.770%, 09/01/32                            208,122
      1,000,000 Equity One,
                6.039%, 11/25/32                            997,434
      1,160,000 CIT Group 2002-1 AF5,
                6.710%, 02/25/33                          1,170,239
      1,100,000 Chase Mortgage 2003-4 1A5,
                5.416%, 05/25/33                          1,087,005
        805,000 Countrywide ABS,
                4.575%,  07/25/35                           793,319
      1,100,000 POPLR 2005-B AF3,
                4.620%, 08/25/35                          1,072,317
                                                        -----------
                                                         12,139,951
                                                        -----------
                Total Mortgage Related Securities        49,569,976
                                                        -----------

                        See note to financial statements.

VINTAGE MUTUAL FUNDS, INC.
BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2006

Par Value     Description                                 Value
---------     -----------                                 -----
MUNICIPAL BONDS (2.64%)
General Obligation County / City / School
District Bonds (0.96%)
      125,000 Fulton, MO Sink 7/08, 7.600%,
              7/1/2011                                    $ 129,528
      815,000 Oregon State G/O, 3.742%,
              6/1/2008                                      790,338
                                                      --------------
                                                            919,866
                                                      --------------
Revenue Bond - Education (1.57%)
      285,000 PA Higher Education  Housing, 4.700%,
              7/1/2009                                      277,858
    1,200,000 University of Southern California
              Revenute, 5.870%, 01/01/14                  1,235,220
                                                      --------------
                                                          1,513,078
                                                      --------------
Revenue Bond - Public Facilities (0.10%)
      100,000 Prairie Du Chien RDV, 7.625%,
              4/1/2006                                      100,000
                                                      --------------
              Total Municipal Bonds                       2,532,944
                                                      --------------
CORPORATE BONDS (30.51%)
Automotive Finance (0.97%)
      605,000 Ford Motor Credit Co,  7.375%,
              2/1/2011                                      556,578
      365,000 Daimler Chrysler NA, 6.500%,
              11/15/2013                                    371,230
                                                      --------------
                                                            927,808
                                                      --------------
Banking & Financial (1.12%)
    1,000,000 Bank of America Corp, 7.400%,
              1/15/2011                                   1,080,825
                                                      --------------
Beverages (0.56%)
      535,000 Anheuser-Busch Co,  5.950%,
              1/15/1933                                     535,655
                                                      --------------
Broker - Dealer (2.19%)
      705,000 Morgan Stanley, 3.875%,
              1/15/2009                                     678,321
      490,000 JP Morgan Chase & Co, 3.500%,
              3/15/2009                                     466,234
      490,000 JP Morgan Chase & Co, 4.500%,
              1/15/2012                                     463,714
      470,000 Lehman Bros Holdings, 6.625%,
              01/18/12...                                   494,459
                                                        -----------
                                                          2,102,728
                                                        -----------
Building Products (0.95%)
      520,000 Masco Corp, 4.800%,
              6/15/2015                                     473,942
      475,000 Valspar Corp, 5.100%,
              8/1/2015                                      443,163
                                                        -----------
                                                            917,105
                                                        -----------
Conglomerates (1.35%)
      880,000 GE Capital Corp MTN, 6.125%,
              2/22/2011                                     906,663
      350,000 GE Capital Corp MTN, 6.750%,
              3/15/1932                                     389,753
                                                        -----------
                                                          1,296,416
                                                        -----------
Consumer Goods & Services (0.81%)
      490,000 Fortune Brands Inc. 5.375%,
              1/15/2016    470,339
      300,000 Alberto-Culver Co, 6.375%,
              6/15/2028    304,434                      -----------
                                                            774,773
                                                        -----------
Data Processing (0.41%)
      420,000 First Data Corp, 4.700%,
              08/01/13                                      394,233
                                                        -----------
Aerospace - Defense (0.75%)
      630,000 Northrop Grumman, 7.750%,
              3/1/2016                                      725,713
                                                        -----------
Electrical (0.48%)
      490,000 Pacific Gas & Electric, 4.800%,
              3/1/2014                                      463,353
                                                         -----------
                        See note to financial statements.

VINTAGE MUTUAL FUNDS, INC.
BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2006


Par Value       Description                                      Value
---------       -----------                                      -----
Par Value     Description                                 Value
---------     -----------                                 -----
CORPORATE BONDS (CONT.)
Electric Utility (1.11%)
      630,000 Duke Energy Corp, 3.750%,
              3/5/2008                                    $ 612,113
      490,000 Appalachian Power CO, 5.000%,
              6/1/2017                                      452,327
                                                      --------------
                                                          1,064,440
                                                      --------------
Financial Services (3.87%)
      800,000 Goldman Sachs Group, 4.125%,
              1/15/08                                       784,274
      250,000 General Motors Acceptance Corp.,
              5.125%, 05/09/08                              235,280
      705,000 Countrywide Home Loan, 3.250%,
              5/21/2008                                     674,630
      705,000 CIT Group Inc, 4.750%,
              12/15/2010                                    682,455
      500,000 Household Finance, 4.750%,
              7/15/2013                                     470,439
      900,000 Citigroup Inc, 5.125%,
               5/5/2014                                     874,087
                                                      --------------
                                                          3,721,165
                                                      --------------
Food Products (0.87%)
      810,000 Kroger Co, 7.450%,
              3/1/2008                                      837,086
                                                      --------------
Home Building & Services (0.70%)
      715,000 DR Horton Inc, 5.625%,
              9/15/2014                                     672,058
                                                      --------------
Indust Goods & Services (0.44%)
      410,000 Tyco Intl Group, 6.375%,
              10/15/2011                                    420,899
                                                      --------------
Insurance (0.46%)
      440,000 Genworth Financial, 5.750%,
              6/15/2014                                     442,503
                                                      --------------
Medical Hospital Management (0.49%)
      490,000 Wellpoint Inc., 5.250%,
              1/15/2016                                     472,528
                                                      --------------
Media (1.59%)
        355,000 AOL Time Warner, 6.875%,
                5/1/2012                                    372,209
        910,000 Comcast (AT&T Broadband), 8.375%,
                3/15/2013                                 1,023,430
        120,000 AOL Time Warner, 7.625%,
                4/15/1931                                   130,721
                                                        -----------
                                                          1,526,360
                                                        -----------
Mining (0.49%)
        490,000 BHP Finance USA, 5.250%,
                12/15/2015                                  475,285
                                                        -----------
Networking Products (0.50%)
        490,000 Cisco Systems, Inc., 5.500%,
                 2/22/2016                                  482,640
                                                        -----------
Oil & Gas (1.64%)
        615,000 Marathon Oil Corp, 5.375%,
                6/1/2007                                    615,319
        450,000 Enterprise Products, 5.000%,
                3/1/2015                                    417,515
        480,000 Conoco Inc, 6.950%,
                4/15/2029                                   543,020
                                                        -----------
                                                          1,575,854
                                                        -----------
Pipelines (0.69%)
        630,000 Kinder Morgan Energy, 6.750%,
                3/15/2011                                   658,678
                                                        -----------
Printing & Publish (0.88%)
        920,000 R.R. Donnelley & Sons, 4.950%,
                4/1/2014                                    844,041
                                                        -----------
Railroads (0.53%)
        480,000 Union Pacific Corp, 6.625%
                2/1/2029                                    513,045
                                                        -----------
Real Estate Investment Trust (0.71%)
        630,000 Simon Property Group REIT 7.750%,
                01/20/11+F30                                683,673
                                                        -----------
                        See note to financial statements.

VINTAGE MUTUAL FUNDS, INC.
BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31, 2006
Par Value     Description                                 Value
CORPORATE BONDS (CONT.)
Retail General Merchandise (0.98%)
      150,000 May Deptartment Stores, 3.950%,
              7/15/2007                                 $   146,866
      660,000 Wal-Mart Stores, 7.550%,
              2/15/1930                                     791,303
                                                      --------------
                                                            938,169
                                                      --------------
Telecommunications (4.98%)
      900,000 Telus Corp., 7.500%,
              6/1/2007                                      920,337
      630,000 America Movil SA, 4.125%,
              3/1/2009                                      605,599
      945,000 GTE Corp (Verizon), 7.510%,
              4/1/2009                                      993,375
      425,000 France Telecom, 7.750%,
              3/1/2011                                      464,147
      910,000 AT&T Wireless, 7.875%,
              3/1/2011                                      997,419
      710,000 Sprint Corp, 8.375%,
              3/15/2012                                     802,229
                                                      --------------
                                                          4,783,106
                                                      --------------
               Total Corporate Bonds                      29,330,139
                                                      --------------
PREFERRED STOCK (0.27%)
Real Estate Investment Trust
       10,000 Realty Income Sr PFD, 8.250%,
              11/15/2008                                    264,000
                                                      --------------
MUTUAL FUND (0.92%)
      882,886 Vintage Government Assets Fund
              T Shares, 3.845%*                             882,886
                                                      --------------
              Total Investments in Securities
              (99.65%) (Cost $97,881,702)              $ 95,781,658
              Other Assets & Liabilities (0.35%)            340,990
                                                      --------------
              NET ASSETS (100.00%)                     $ 96,122,648
                                                      ==============



*Rate shown is as of March 31, 2006

                        See note to financial statements.

PERFORMANCE REPORT

THE VINTAGE MUNICIPAL BOND FUND

Interest rates jumped higher as economic activity advanced and the Federal Reserve continued to raise interest rates. The ten-year U.S. Treasury rate rose
0.46 percent on continued strength in the labor market and finished the quarter at 4.85 percent. Municipal bonds followed suit with the ten year rising 0.22 percent to finish at 4.00 percent. Performance benefited from the addition of callable bonds and some healthcare and non-essential revenue bond exposure. Concentrations in ten year maturities hindered performance as rates rose.

The Fund made significant strides toward increasing income and improving relative performance over the last quarter. Increasing callable bond exposure as well as the addition of some higher yielding exposures such as healthcare pushed overall portfolio yield higher and resulted in improving performance relative to peers. The Fund ended February in the 96th percentile of Morningstar funds but finished March in the 55th percentile for the month. Investment strategy continues to increase exposure to municipal sectors and structures that generate an income advantage over the index while maintaining interest rate risk modestly lower than the index.

Performance Report                                           Municipal Bond Fund

Graph Omitted - Information presented

                          Value of $10,000 Investment


                                                Average Annual Returns
                                                    as of 3/31/2006
                                            1 Year  5 Year  10 Year  Value
                                            ------  ------  -------  -----
Vintage Municipal Bond Fund                  1.30%   3.24%   4.04%  $14,950
Lehman Brothers 1-12 Yr Gov't/Credit Index   2.64%   4.58%   5.35%  $16,678
Lehman Brothers 2-17 Yr Gov't/Credit Index   3.11%   5.00%    N/A   $16,701

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE; PAST PERFORMANCE IS NOT PREDICATIVE OF FUTURE RESULTS. THE VALUE OF SHARES IN THE VINTAGE MUTUAL FUNDS WILL FLUCTUATE SO THAT THE SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE COMPOSITION OF THE FUND'S HOLDINGS IS SUBJECT TO CHANGE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END MAY BE OBTAINED BY ACCESSING THE WEBSITE AT WWW.VINTAGEFUNDS.COM.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in an environment of rising interest rates.

The performance of the Vintage Municipal Bond Fund is measured against the Merrill Lynch 2-17 Year Municipal Bond Index, an unmanaged index generally representative of the performance of municipal bonds with maturities of 2-17 years. During this period, the benchmark changed from the Merrill Lynch 1-12 Year Index to the Merrill Lynch 2-17 Year Index because the longer maturity profile is expected to result in higher income. The index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. The Fund's performance reflects the deduction of fees for these value-added services. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL BOND FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31,2006


Par Value    Description                              Value
---------    -----------                              -----
MUNICIPAL BONDS (91.19%)
Alabama (3.39%)
     585,000 AL Public Schools and Colleges,
             4.000%, 02/01/08                         $ 588,960
     290,000 Montgomery, AL G.O.,
             5.000%, 01/01/23                           302,487
                                                   --------------
                                                        891,447
                                                   --------------
Arkansas (1.87%)
     465,000 Arkansas State G.O.,
             5.500%, 08/01/09                           491,849
                                                  --------------
Arizona (1.21%)
     300,000 Arizona Development Authority
             Revenue, 5.000%, 08/01/18                  318,642
                                                  --------------
California (5.24%)
     500,000 California State,
             5.250%, 03/01/11                           531,530
     500,000 California State,
             5.250%, 07/01/13                           541,585
     290,000 California State,
             5.000%, 12/01/17                           304,268
                                                  --------------
                                                      1,377,383
                                                  --------------
Colorado (3.64%)
     150,000 Denver, CO Parks Department,
             4.000%, 09/01/07                           149,655
     465,000 Arapahoe, County CO,
             6.000%, 12/15/09                           500,354
     290,000 Evergreen, CO G.O.,
             5.000%, 12/01/19                           305,901
                                                  --------------
                                                        955,910
                                                  --------------
Florida (3.94%)
     475,000 FL State Board of Education,
             5.000%, 06/01/15                           508,602
     200,000 Bay County, FL,
             5.000%, 09/01/18                           212,332
     300,000 Collier County, FL,
             5.000%, 06/01/21                           315,522
                                                  --------------
                                                      1,036,456
                                                  --------------
Illinois (8.47%)
       435,000 Will County, IL School District,
               6.500%, 11/01/10                         485,704
       750,000 Illinois State,
               5.375%, 10/01/13                         816,758
       240,000 DuPage County, IL,
               5.000%, 11/01/16                         253,276
       320,000 Will County, IL SD,
               6.500%, 11/01/17                         355,775
       300,000 De Kalb County, IL G.O.,
               5.000%, 12/01/20                         315,723
                                                   -------------
                                                      2,227,236
                                                   -------------
Indiana (1.88%)
       450,000 Allen County,  IN,
               5.750%, 04/01/11                         494,424
                                                   -------------
Kansas (2.03%)
       500,000 Johnson County, KS,
               5.000%, 10/01/15                         533,500
                                                   -------------
Massachusetts (1.88%)
       465,000 MA State Special  Revenue,
               5.000%, 06/01/14                         493,872
                                                    -------------
Maryland (2.45%)
       485,000 Frederick County, MD,
               5.250%, 11/01/21                         542,788
       100,000 MD Economic Development,
                  3.180%, 07/01/34                      100,000
                                                   -------------
                                                        642,788
                                                   -------------
Michigan (4.04%)
        1,000,000 Wayne State University, MI,
                  5.375%, 11/15/13                    1,061,340
                                                   -------------
Mississippi (1.83%)
          465,000 Mississippi State - Series B,
                  5.800%, 11/15/07                      479,815
                                                   -------------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31,2006

Par Value    Description                              Value
---------    -----------                              -----
MUNICIPAL BONDS (CONT.)
New Jersey (2.17%)
      30,000 NJ Wastewater,
             4.800%, 09/01/06                          $ 30,164
     500,000 New Jersey State,
             5.250%, 06/15/14                           540,490
                                                  --------------
                                                        570,654
                                                  --------------
Nevada (1.16%)
     290,000 Nevada State G.O.,
             5.000%, 02/01/18                           305,863
                                                  --------------
New York (4.13%)
     440,000 New York ,NY,
             5.000%, 08/01/12                           464,050
     245,000 New York, NY - Series G,
             5.000%, 12/01/17                           257,466
     250,000 New York, NY Transitional
             Authority, 5.000%, 11/01/19                264,193
     100,000 New York, NY Transitional
             Authority 3.040%, 11/01/22                 100,000
                                                  --------------
                                                      1,085,709
                                                  --------------
Ohio (3.25%)
     490,000 Ohio State Water Development
             Board, 5.250%, 06/01/16                    533,458
     300,000 Ohio State University,
             5.250% , 06/01/19                          321,027
                                                  --------------
                                                        854,485
                                                  --------------
Pennsylvania (3.84%)
     290,000 Neshaminy, PA G.O.,
             5.000%, 05/01/18                           308,656
     500,000 Philadelphia, PA IDR,
             3.120%, 03/01/27                           500,000
     200,000 Chester Co., PA Dev,
             3.120%, 07/01/31                           200,000
                                                  --------------
                                                      1,008,656
                                                  --------------
Tennessee (6.16%)
        1,000,000 Johnson City, TN,
                  5.500%, 07/01/12                  $ 1,085,610
                            500,000 Memphis, TN,
                  5.000%, 11/01/14                      533,275
                                                   -------------
                                                      1,618,885
                                                   -------------
Texas (16.99%)
        500,000 San Antonio, TX,
                6.000%, 08/01/08                        525,530
                          750,000 Texas State,
                5.250%, 08/01/10                        795,128
        900,000 Sam Rayburn, TX,
                6.000%, 09/01/10                        970,272
      1,000,000 San Antonio, TX,
                5.000%, 02/01/12                      1,056,580
                          490,000 Texas State,
                5.250%, 10/15/12                        525,887
        280,000 Denton, TX Utilities Systems,
                5.000%, 12/01/13                        293,457
        290,000 Plano, TX G.O,
                4.750%, 09/01/19                        299,727
                                                   -------------
                                                      4,466,580
                                                   -------------
Washington (7.61%)
       340,000 Clark County, WA School,
               5.250%, 12/01/09                         358,136
       465,000 Grays Harbor County, WA Utilities,
               5.50%, 01/01/14                          496,736
       500,000 King County, WA,
               5.000%, 01/01/11                         526,710
       465,000 WA State Series R03A,
               5.000%, 01/01/15                         487,673
       125,000 Clark County, WA School Districts,
               5.250%, 12/01/14                         130,720
                                                   -------------
                                                      1,999,975
                                                   -------------

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
MUNICIPAL BOND FUND (CONTINUED)

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                                 MARCH 31,2006

Par Value    Description                              Value
---------    -----------                              -----
MUNICIPAL BONDS (CONT.)
Wisconsin (4.01%)
     520,000 Milwaukee, WI - Series K,
             5.000%, 06/15/10                         $ 535,054
     500,000 Wisconsin State,
             5.000%, 05/01/11                           519,250
                                                  --------------
                                                      1,054,304
                                                  --------------
             Total Municipal Bonds                   23,969,773
                                                  --------------
ALTERNATIVE MINIMUM TAX PAPER (8.26%)
Iowa (3.89%)
   1,000,000 Iowa Student Loan Corp.,
             5.100%, 06/01/09                         1,023,540

Massachusetts (0.48%)
     125,000 MA Education Revenue,
             5.600%, 07/01/06                           125,321

Utah (3.89%)
   1,000,000 Utah State,
             5.200%, 05/01/08                         1,022,660
                                                  --------------
             Total Alternative Minimum Tax Paper      2,171,521
                                                  --------------

MUTUAL FUNDS (0.53%)
     139,000 Vintage Municipal Assets Fund
             I Shares, 2.178%*                          139,000
                                                  --------------

             Total Investments in Securities
             (99.98%)  (Cost $26,203,058)          $ 26,280,294
             Other Assets & Liabilities (0.02%)           6,326
                                                  --------------
             NET ASSETS (100.00%)                  $ 26,286,620
                                                  ==============


*Rate shown is as of March 31, 2006

                       See notes to financial statements.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006
                             GOVERNMENT  INSTITUTIONAL  INSTITUTIONAL   LIQUID      MUNICIPAL     LIMITED                 MUNICIPAL
                               ASSETS    MONEY MARKET     RESERVES     ASSETS        ASSETS     TERM BOND       BOND        BOND
                                FUND         FUND          FUND         FUND          FUND         FUND         FUND        FUND
                            ------------ ------------- ------------ ------------- ------------ ------------ ------------ -----------
ASSETS:
Investments, at value       $23,958,934   $     -----  $24,166,520  $ 95,012,067  $18,227,370  $44,609,102  $95,781,658  $26,280,294
Repurchase agreements        35,824,737    63,487,753   22,030,456    39,465,121        -----        -----        -----        -----
                            ------------ ------------- ------------ ------------- ------------ ------------ ------------ -----------
     Total Investments       59,783,671    63,487,753   46,196,976   134,477,188   18,227,370   44,609,102   95,781,658   26,280,294
Interest and dividends
 receivable                     127,675         8,492      130,855       929,732      116,981      403,569      734,609      359,928
Receivable for capital
 shares issued                   11,048         -----        -----         1,995        -----       13,245       61,180        -----
Dividend reinvestment
 receivable                      46,192       204,712        -----        12,502        1,190       36,047       86,276        6,548
Prepaid expenses                 10,698         2,364        8,430        14,269        4,914        7,449       15,171        5,019
                            ------------ ------------- ------------ ------------- ------------ ------------ ------------ -----------
          Total Assets       59,979,284    63,703,321   46,336,261   135,435,686   18,350,455   45,069,412   96,678,894   26,651,789
                            ------------ ------------- ------------ ------------- ------------ ------------ ------------ -----------
LIABILITIES:
Dividends payable               175,010       204,712      166,865       407,015       33,377      134,179      343,854       72,408
Payable to brokers
for investments purchased         -----         -----        -----     2,567,584        -----        -----        -----      271,400
Payable for capital
shares redeemed                   -----         -----        -----        17,362        -----       20,562      120,601        -----
Accrued expenses and
 other payables:
     Investment advisory fees    16,589         2,346        5,863        39,802        5,725       20,010       47,703       11,867
     Administration fees          9,954         3,285        1,954        23,881        3,435        5,603       18,214        6,171
     Accounting fees              1,422         -----        -----         3,412          491        1,201        2,602          712
     Distribution fees            -----         -----        -----        34,829          861        -----        -----        -----
     Servicing fees               -----         -----        -----        55,876        2,609        -----        -----        -----
     Other                       29,136         6,619        6,613        38,097        -----       14,040       23,272        2,611
                            ------------ ------------- ------------ ------------- ------------ ------------ ------------ -----------
          Total Liabilities     232,111       216,962      181,295     3,187,858       46,498      195,595      556,246      365,169
                            ------------ ------------- ------------ ------------- ------------ ------------ ------------ -----------
          Net Assets        $59,747,173  $ 63,486,359  $46,154,966  $ 132,247,828 $18,303,957  $44,873,817  $96,122,648  $26,286,620
                            ============ ============= ============ ============= ============ ============ ============ ===========

Investments, at cost        $59,783,671  $ 63,487,753  $46,196,976  $ 134,477,188 $18,227,370  $45,294,382  $97,881,702  $26,203,058
                            ============ ============= ============ ============= ============ ============ ============ ===========

                       See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006


                                              Limited                       Municipal
                                             Term Bond         Bond           Bond
                                                Fund           Fund           Fund
                                            -------------  -------------  --------------
ASSETS:
Investments, at value                         $ 44,609,102  $ 95,781,658   $ 26,280,294
Repurchase agreements                                -----         -----          -----
                                              ------------- -------------  -------------
     Total Investments                          44,609,102    95,781,658     26,280,294
Interest and dividends receivable                  403,569       734,609        359,928
Receivable for capital shares issued                13,245        61,180          -----
Dividend reinvestment receivable                    36,047        86,276          6,548
Prepaid expenses                                     7,449        15,171          5,019
                                              ------------- -------------  -------------
          Total Assets                          45,069,412    96,678,894     26,651,789
                                              ------------- -------------  -------------
LIABILITIES:
Dividends payable                                  134,179       343,854         72,408
Payable to brokers for investments purchased         -----         -----        271,400
Payable for capital shares redeemed                 20,562       120,601          -----
Accrued expenses and other payables:
     Investment advisory fees                       20,010        47,703         11,867
     Administration fees                             5,603        18,214          6,171
     Accounting fees                                 1,201         2,602            712
     Distribution fees                               -----         -----          -----
     Servicing fees                                  -----         -----          -----
     Other                                          14,040        23,272          2,611
                                              ------------- -------------  -------------
          Total Liabilities                        195,595       556,246        365,169
                                              ------------- -------------  -------------
          Net Assets                          $ 44,873,817  $ 96,122,648   $ 26,286,620
                                              ============= =============  =============

Investments, at cost                          $ 45,294,382  $ 97,881,702   $ 26,203,058
                                              ============= =============  =============

                       See notes to finanical statements.
                                       32

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006

                                       Government     Institutional   Institutional       Liquid         Municipal
                                         Assets        Money Market     Reserves          Assets          Assets
                                          Fund             Fund           Fund             Fund            Fund
                                     --------------- --------------- ---------------- --------------- ---------------
NET ASSETS:
Paid-in capital                      $   59,731,727  $   63,486,359   $   46,154,966  $  132,259,104  $   18,303,957
Accumulated undistributed
  (distributions in excess of)
  net investment income                      15,446           -----            -----            (109)          -----
Net unrealized appreciation
 (depreciation) on investments                -----           -----            -----           -----           -----
Accumulated undistributed net
  realized gains (losses)
  on investment transactions                  -----           -----            -----         (11,167)          -----
                                     --------------- --------------- ---------------- --------------- ---------------
     Net Assets                      $   59,747,173  $   63,486,359   $   46,154,966  $  132,247,828  $   18,303,957
                                     =============== =============== ================ =============== ===============
Authorized shares                                     1,250,000,000    1,250,000,000
                                                     =============== ================
Shares outstanding, $.001 par value                      63,486,359       46,154,966
                                                     =============== ================
Net asset value--offering and
redemption price per share                                    $1.00            $1.00
                                                     =============== ================

PRICING OF S SHARES
Net assets applicable to
  S Shares outstanding                                                                $   11,581,272  $    2,102,055
                                                                                      =============== ===============
Authorized shares                                                                      1,250,000,000   1,250,000,000
                                                                                      =============== ===============
Shares outstanding, $.001 par value                                                       11,587,350       2,102,055
                                                                                      =============== ===============
Net asset value--offering and
redemption price per share                                                                     $1.00           $1.00
                                                                                      =============== ===============

PRICING OF S2 SHARES
Net assets applicable to
  S2 Shares outstanding                                                               $   60,513,482
                                                                                      ===============
Authorized shares                                                                      1,250,000,000
                                                                                      ===============
Shares outstanding, $.001 par value                                                       60,513,808
                                                                                      ===============
Net asset value--offering and
redemption price per share                                                                     $1.00
                                                                                      ===============

PRICING OF T SHARES
Net assets applicable to
  T Shares outstanding               $   59,747,173                                   $   27,536,719  $    3,275,742
                                     ===============                                  =============== ===============
Authorized shares                     1,250,000,000                                    1,250,000,000   1,250,000,000
                                     ===============                                  =============== ===============
Shares outstanding, $.001 par value      59,759,807                                       27,539,117       3,275,742
                                     ===============                                  =============== ===============
Net asset value--offering and
redemption price per share                    $1.00                                            $1.00           $1.00
                                     ===============                                  =============== ===============

PRICING OF I SHARES
Net assets applicable to
  I Shares outstanding                                                                $   32,616,355  $   12,926,160
                                                                                      =============== ===============
Authorized shares                                                                      1,250,000,000   1,250,000,000
                                                                                      =============== ===============
Shares outstanding, $.001 par value                                                       32,618,722      12,926,160
                                                                                      =============== ===============
Net asset value--offering and
redemption price per share                                                                     $1.00           $1.00
                                                                                             =============== ===============


                       See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2006
                                                             Limited                       Municipal
                                                            Term Bond         Bond           Bond
                                                               Fund           Fund           Fund
                                                           -------------  -------------  --------------
NET ASSETS:
Paid-in capital                                            $ 48,623,801   $ 100,753,213   $ 26,101,569
Accumulated undistributed (distributions in excess of)
  net investment income                                         140,248         10,740            (673)
Net unrealized appreciation (depreciation) on investments      (685,280)    (2,100,044)         77,236
Accumulated undistributed net realized gains (losses)
  on investment transactions                                 (3,204,952)    (2,541,261)        108,488
                                                           -------------  -------------  --------------
     Net Assets                                            $ 44,873,817   $ 96,122,648    $ 26,286,620
                                                           =============  =============  ==============
Authorized shares                                           800,000,000    809,987,393     800,000,000
                                                           =============  =============  ==============
Shares outstanding, $.001 par value                           4,767,945     10,054,087       2,597,765
                                                           =============  =============  ==============
Net asset value--offering and redemption
price per share                                                   $9.41          $9.56          $10.12
                                                           =============  =============  ==============

                       See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.

                            STATEMENTS OF OPERATIONS
                       For the Year Ended March 31, 2006

                                                   Government      Institutional   Institutional      Liquid       Municipal
                                                     Assets        Money Market      Reserves         Assets        Assets
                                                      Fund             Fund            Fund            Fund          Fund
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                      $ 2,562,721     $ 1,130,062   $ 2,145,465      $ 4,519,556     $ 594,744
Dividend income                                            -----           -----         -----            -----         -----
                                                   --------------  -------------- -------------    -------------   -----------
Total Income                                           2,562,721       1,130,062     2,145,465        4,519,556       594,744
                                                   --------------  -------------- -------------    -------------   -----------

EXPENSES:
Investment advisory fees                                 285,846          95,269       201,576          401,394        77,510
Administration fees                                      150,069          57,162       120,946          240,837        46,506
Distribution and shareholder service fees                  -----           -----         -----            -----         -----
Distribution and shareholder service fees S Shares         -----           -----         -----          113,095        14,216
Distribution and shareholder service fees S2 Shares        -----           -----         -----          260,660         -----
Distribution and shareholder service fees T Shares       178,654           -----         -----           71,711         8,944
Custody fees                                              41,060          23,289        29,922           87,537         9,541
Accounting fees                                           21,438           8,166        17,278           34,405         6,644
Legal fees                                                 3,346           1,142         2,058            5,035           808
Audit fees                                                15,185           5,003         8,439           19,156         5,704
Directors' fees                                           15,216           4,646         8,908           18,926         3,489
Transfer agent fees                                       73,894           -----         6,416           99,815        21,787
Registration and filing fees                               5,203             324         -----            9,224         2,688
Printing fees                                              6,552             912         3,315            8,326         1,678
Insurance expense                                         15,425           3,486         9,843           19,143         1,801
Other                                                      5,568           2,028         3,501            8,081         3,531
                                                   --------------  -------------- -------------    -------------   -----------
Total Expenses                                           817,456         201,427       412,202        1,397,345       204,847
Less:  Expenses voluntarily reduced/waived              (214,385)       (145,115)     (239,423)         (95,896)       (9,018)
                                                   --------------  -------------- -------------    -------------   -----------
Net Expenses                                             603,071          56,312       172,779        1,301,449       195,829
                                                   --------------  -------------- -------------    -------------   -----------
Net Investment Income                                  1,959,650       1,073,750     1,972,686        3,218,107       398,915
                                                   --------------  -------------- -------------    -------------   -----------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment
transactions                                               -----           -----         -----            -----         -----
Net change in unrealized appreciation
(depreciation) from investments                            -----           -----         -----            -----         -----
                                                   --------------  -------------- -------------    -------------   -----------
Net realized and unrealized losses from
investments                                                -----           -----         -----            -----         -----
                                                   --------------  -------------- -------------    -------------   -----------

Change in net assets resulting from operations       $ 1,959,650     $ 1,073,750   $ 1,972,686      $ 3,218,107     $ 398,915
                                                   ==============  ============== =============    =============   ===========

                       See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.

                            STATEMENTS OF OPERATIONS
                       For the Year Ended March 31, 2006

                                                            Limited                        Municipal
                                                           Term Bond          Bond            Bond
                                                             Fund             Fund            Fund
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest income                                            $ 2,047,591      $ 5,156,431     $ 1,371,698
Dividend income                                                  -----           20,625           -----
                                                         --------------  --------------- ---------------
Total Income                                                 2,047,591        5,177,056       1,371,698
                                                         --------------  --------------- ---------------

EXPENSES:
Investment advisory fees                                       259,850          590,903         170,119
Administration fees                                            135,122          279,336          88,462
Distribution and shareholder service fees                      129,925          268,592          85,059
Distribution and shareholder service fees S Shares               -----            -----           -----
Distribution and shareholder service fees S2 Shares              -----            -----           -----
Distribution and shareholder service fees T Shares               -----            -----           -----
Custody fees                                                     9,266           16,048           5,124
Accounting fees                                                 15,591           32,231          10,207
Legal fees                                                       2,165            4,394           1,144
Audit fees                                                       9,328           17,358           6,392
Directors' fees                                                  9,103           18,150           4,849
Transfer agent fees                                             50,840           70,247          15,890
Registration and filing fees                                     3,656            4,644           1,313
Printing fees                                                    3,863            7,556           2,015
Insurance expense                                                9,430           18,792           5,056
Other                                                           17,708           33,711           9,497
                                                         --------------  --------------- ---------------
Total Expenses                                                 655,847        1,361,962         405,127
Less:  Expenses voluntarily reduced/waived                    (192,289)        (322,311)        (85,059)
                                                         --------------  --------------- ---------------
Net Expenses                                                   463,558        1,039,651         320,068
                                                         --------------  --------------- ---------------
Net Investment Income                                        1,584,033        4,137,405       1,051,630
                                                         --------------  --------------- ---------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment
transactions                                                  (808,802)        (276,031)        345,195
Net change in unrealized appreciation (depreciation) from
investments                                                    424,621       (1,933,025)       (867,305)
                                                         --------------  --------------- ---------------
Net realized and unrealized losses from
investments                                                   (384,181)      (2,209,056)       (522,110)
                                                         --------------  --------------- ---------------

Change in net assets resulting from operations             $ 1,199,852      $ 1,928,349       $ 529,520
                                                         ==============  =============== ===============

                       See notes to finanical statements.
                                       36

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                            GOVERNMENT ASSETS      INSTITUTIONAL MONEY MARKET   INSTITUTIONAL RESERVES
                                                     FUND                      FUND                       FUND
                                        --------------------------- --------------------------  ------------------------
                                             YEAR          YEAR         YEAR     FROM MARCH 7,    YEAR         YEAR
                                            ENDED          ENDED        ENDED    2005 THROUGH     ENDED        ENDED
                                           MARCH 31,      MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                                             2006           2005         2006         2005         2006          2005
                                        -------------  ------------ ------------  ------------  -----------  -----------
OPERATIONS:
Net investment income                   $ 1,959,650    $ 983,856    $ 1,073,750   $ 10,990     $ 1,972,686  $ 793,517
Net realized gains (losses)
from investment transactions                 ------       ------         ------     ------          ------     ------
Net change in unrealized appreciation
(depreciation) from investments              ------       ------         ------     ------          ------     ------
Change in net assets resulting from
operations                               -----------  -----------   ------------ ----------    ------------ ----------
                                          1,959,650      983,856      1,073,750     10,990       1,972,686    793,517
                                         -----------  -----------   ------------ ----------    ------------ ----------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                               ------       ------     (1,073,750)   (10,990)     (1,972,686)  (793,517)
S Shares                                     ------       ------         ------     ------          ------     ------
S2 Shares                                    ------       ------         ------     ------          ------     ------
T Shares                                 (1,959,650)    (983,856)        ------     ------          ------     ------
I Shares                                     ------       ------         ------     ------          ------     ------
From net realized gains:
Capital Shares                               ------       ------         ------     ------          ------     ------
S Shares                                     ------       ------         ------     ------          ------     ------
T Shares                                     ------       ------         ------     ------          ------     ------
Return of capital                            ------       ------         ------     ------          ------     ------
Change in net assets from
shareholder distributions                -----------  -----------   ------------ ----------    ------------ ----------
                                        $(1,959,650)  $ (983,856)   $(1,073,750) $ (10,990)    $(1,972,686) $(793,517)
                                         -----------  -----------   ------------ ----------    ------------ ----------



                                         LIQUID ASSETS               MUNICIPAL ASSETS
                                               FUND                         FUND
                                   ---------------------------  -------------------------
                                        YEAR          YEAR         YEAR          YEAR
                                       ENDED         ENDED         ENDED         ENDED
                                      MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,
                                         2006          2005         2006          2005
                                   --------------- ------------  ------------ ------------

OPERATIONS:
Net investment income                 $3,218,107   $ 736,741     $ 398,915   $ 148,834
Net realized gains (losses)
from investment transactions              ------      ------        ------      ------
Net change in unrealized appreciation
(depreciation) from investments           ------      ------        ------      ------
Change in net assets resulting from
operations                            ----------  ----------    ---------- -----------
                                       3,218,107     736,741       398,915     148,834
                                      ----------  ----------    ---------- -----------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                            ------      ------        ------      ------
S Shares                                (355,197)   (104,572)      (44,087)    (15,480)
S2 Shares                             (1,375,224)   (293,767)       ------      ------
T Shares                                (872,120)   (189,661)      (61,414)    (20,825)
I Shares                                (615,566)   (148,741)     (293,414)   (112,529)
From net realized gains:
Capital Shares                            ------      ------        ------      ------
S Shares                                  ------      ------        ------      ------
T Shares                                  ------      ------        ------      ------
Return of capital                         ------      ------        ------      ------
Change in net assets from
shareholder distributions             ----------  ----------    ---------- -----------
                                      (3,218,107) $(736,741)    $ (398,915)  $(148,834)
                                      ----------  ----------    ---------- -----------

                       See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                              LIMITED TERM BOND                BOND FUND                   MUNICIPAL BOND
                                                    FUND                         FUND                          FUND
                                       ----------------------------   ---------------------------  -----------------------
                                           YEAR           YEAR           YEAR           YEAR          YEAR         YEAR
                                          ENDED           ENDED          ENDED         ENDED         ENDED        ENDED
                                         MARCH 31,       MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,    MARCH 31,
                                           2006           2005            2006          2005          2006          2005
                                       -------------   ------------   ------------  -------------   ----------- ----------
OPERATIONS:
Net investment income                   $ 1,584,033   $ 1,720,611    $ 4,137,405    $ 4,642,928  $ 1,051,630  $ 1,293,115
Net realized gains (losses)
from investment transactions              (808,802)      (159,338)      (276,031)       914,128      345,195      433,703
Net change in unrealized appreciation
(depreciation) from investments            424,621     (1,744,562)    (1,933,025)    (4,012,600)    (867,305)  (1,913,060)
Change in net assets resulting from
operations                               ----------   ------------   -----------   ------------   ----------   ----------
                                         1,199,852       (183,289)     1,928,349      1,544,456      529,520     (186,242)
                                         ----------   ------------   -----------   ------------   ----------   ----------

DISTRIBUTIONS TO
SHAREHOLDERS:
From net investment income:
Capital Shares                          (1,486,952)    (1,580,322)    (4,412,560)    (4,642,928)  (1,052,079)  (1,293,115)
S Shares                                    ------         ------         ------         ------       ------       ------
S2 Shares                                   ------         ------         ------         ------       ------       ------
T Shares                                    ------         ------         ------         ------       ------       ------
I Shares                                    ------         ------         ------         ------       ------       ------
From net realized gains:
Capital Shares                              ------         ------         ------         ------     (551,669)    (578,806)
S Shares                                    ------         ------         ------         ------       ------       ------
T Shares                                    ------         ------         ------         ------       ------       ------
Return of capital                           ------       (140,289)        ------         ------       ------       ------
Change in net assets from
shareholder distributions              ------------   ------------   -----------   ------------   ----------   ----------
                                       $(1,486,952)   $(1,720,611)   $(4,412,560)   $(4,642,928) $(1,603,748) $(1,871,921)
                                       ------------   ------------   -----------   ------------   ----------   ----------

                        See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                              GOVERNMENT ASSETS      INSTITUTIONAL MONEY MARKET   INSTITUTIONAL RESERVES
                                     FUND                      FUND                       FUND
                         --------------------------- --------------------------  ------------------------
                               YEAR          YEAR         YEAR     FROM MARCH 7,    YEAR         YEAR
                              ENDED          ENDED        ENDED    2005 THROUGH     ENDED        ENDED
                            MARCH 31,      MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                              2006           2005         2006         2005         2006          2005
                         -------------  ------------ ------------  ------------  -----------  -----------
CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                 ------        ------  172,452,017    10,726,480  197,521,583  341,975,590
S Shares                       ------        ------       ------        ------       ------       ------
S2 Shares                      ------        ------       ------        ------       ------       ------
T Shares                  232,156,672   352,501,493       ------        ------       ------       ------
I Shares                       ------        ------       ------        ------       ------       ------
REINVESTMENTS:
Capital Shares                 ------        ------    1,084,739        ------       ------       ------
S Shares                       ------        ------       ------        ------       ------       ------
S2 Shares                      ------        ------       ------        ------       ------       ------
T Shares                      469,097       150,153       ------        ------       ------       ------
I Shares                       ------        ------       ------        ------       ------       ------
REDEMPTIONS:
Capital Shares                 ------        ------ (120,162,877)     (614,000)(195,039,629)(331,336,325)
S Shares                       ------        ------       ------        ------       ------       ------
S2 Shares                      ------        ------       ------        ------       ------       ------
T Shares                 (269,629,640) (353,711,468)      ------        ------       ------       ------
I Shares                       ------        ------       ------        ------       ------       ------
                         -------------  ------------ ------------  ------------  ----------   ----------
Change in net assets
from capital transactions (37,003,871)   (1,059,822)  53,373,879    10,112,480    2,481,954   10,639,265
                         -------------  ------------ ------------  ------------  ----------   ----------

Change in net assets      (37,003,871)   (1,059,822)  53,373,879    10,112,480    2,481,954   10,639,265

NET ASSETS:
   Beginning of period     96,751,044    97,810,866   10,112,480        ------   43,673,012   33,033,747
                         -------------  ------------ ------------  -----------  -----------  ----------
   End of period          $59,747,173   $96,751,044  $63,486,359   $10,112,480  $46,154,966  $43,673,012
                         =============  ============ ============  ===========  ===========  ==========

                              LIQUID ASSETS               MUNICIPAL ASSETS
                                   FUND                         FUND
                         ---------------------------  -------------------------
                               YEAR          YEAR         YEAR          YEAR
                              ENDED         ENDED         ENDED         ENDED
                             MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,
                               2006          2005         2006          2005
                         --------------- ------------  ------------ ------------
CAPITAL SHARE TRANSACTIONS:
ISSUED:
Capital Shares                 ------        ------       ------       ------
S Shares                   69,214,128   100,822,881    9,603,471    6,131,575
S2 Shares                 295,821,875   249,211,827       ------       ------
T Shares                  275,516,554   178,247,680    8,039,451    9,937,198
I Shares                   59,546,020    35,128,546   43,700,653   66,058,434
REINVESTMENTS:
Capital Shares                 ------        ------       ------       ------
S Shares                       ------        ------       ------       ------
S2 Shares                      ------        ------       ------       ------
T Shares                      137,553        58,424       11,852        3,115
I Shares                       13,003        21,250       ------       ------
REDEMPTIONS:
Capital Shares                 ------        ------       ------       ------
S Shares                  (71,003,387) (124,589,161) (10,443,172)  (5,972,939)
S2 Shares                (283,549,395) (229,721,091)      ------       ------
T Shares                 (261,578,141) (183,649,324)  (8,736,851)  (9,645,393)
I Shares                  (37,299,624)  (47,527,041) (50,593,904) (73,710,334)
                         -------------  -----------  ------------ ------------
Change in net assets
from capital transactions  46,818,586   (21,996,009)  (8,418,500)  (7,198,344)
                         -------------  -----------  ------------ ------------

Change in net assets       46,818,586   (21,996,009)  (8,418,500)  (7,198,344)

NET ASSETS:
   Beginning of period     85,429,242   107,425,251   26,722,457   33,920,801
                         ------------- ------------  ------------ ------------
   End of period         $132,247,828   $85,429,242  $18,303,957 $ 26,722,457
                         ============= ============  ============ ============

                       See notes to finanical statements.


VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                              GOVERNMENT ASSETS      INSTITUTIONAL MONEY MARKET   INSTITUTIONAL RESERVES
                                     FUND                      FUND                       FUND
                         --------------------------- --------------------------  ------------------------
                               YEAR          YEAR         YEAR     FROM MARCH 7,    YEAR         YEAR
                              ENDED          ENDED        ENDED    2005 THROUGH     ENDED        ENDED
                            MARCH 31,      MARCH 31,    MARCH 31,    MARCH 31,    MARCH 31,     MARCH 31,
                              2006           2005         2006         2005         2006          2005
                         -------------  ------------ ------------  ------------  -----------  -----------

SHARE TRANSACTIONS:
ISSUED:
     Capital Shares           ------        ------   172,452,017    10,726,480  197,521,583  341,975,590
S Shares                      ------        ------        ------        ------      ------       ------
S2 Shares                     ------        ------        ------        ------      ------       ------
T Shares                 232,156,672   352,501,493        ------        ------      ------       ------
I Shares                      ------        ------        ------        ------      ------       ------
REINVESTMENTS:
Capital Shares                ------        ------     1,084,739        ------      ------       ------
S Shares                      ------        ------        ------        ------      ------       ------
S2 Shares                     ------        ------        ------        ------      ------       ------
T Shares                     469,097       150,153        ------        ------      ------       ------
I Shares                      ------        ------        ------        ------      ------       ------
REDEMPTIONS:
Capital Shares                ------        ------  (120,162,877)     (614,000)(195,039,629)(331,336,325)
S Shares                      ------        ------        ------        ------      ------       ------
S2 Shares                     ------        ------        ------        ------      ------       ------
T Shares                (269,629,640) (353,711,468)      ------        ------      ------       ------
I Shares                      ------        ------        ------        ------      ------       ------
                         ------------  ------------ -------------  ------------ ----------- ------------
Change in shares         (37,003,871)   (1,059,822)   53,373,879    10,112,480    2,481,954   10,639,265
                         ============  ============ =============  ============ =========== ============


                           LIQUID ASSETS               MUNICIPAL ASSETS
                                FUND                         FUND
                      ---------------------------  -------------------------
                            YEAR          YEAR         YEAR          YEAR
                           ENDED         ENDED         ENDED         ENDED
                          MARCH 31,     MARCH 31,    MARCH 31,     MARCH 31,
                            2006          2005         2006          2005
                      --------------- ------------  ------------ ------------
SHARE TRANSACTIONS:
ISSUED:
     Capital Shares          ------        ------       ------      ------
S Shares                 69,214,128   100,822,881    9,603,471   6,131,575
S2 Shares               295,821,875   249,211,827       ------      ------
T Shares                275,516,554   178,247,680    8,039,451   9,937,198
I Shares                 59,546,020    35,128,546   43,700,653  66,058,434
REINVESTMENTS:
Capital Shares               ------        ------       ------      ------
S Shares                     ------        ------       ------      ------
S2 Shares                    ------        ------       ------       -----
T Shares                    137,553        58,424       11,852       3,115
I Shares                     13,003        21,250       ------      ------
REDEMPTIONS:
Capital Shares               ------        ------       ------      ------
S Shares                (71,003,387) (124,589,161) (10,443,172) (5,972,939)
S2 Shares              (283,549,395) (229,721,091)      ------      ------
T Shares               (261,578,141) (183,649,324)  (8,736,851) (9,645,393)
I Shares                (37,299,624)  (47,527,041) (50,593,904 (73,710,334)
                       ------------- -------------  ----------  -----------
Change in shares         46,818,586   (21,996,009)  (8,418,500) (7,198,344)
                       ============= =============  ==========  ===========

                       See notes to finanical statements.


VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)


                                 LIMITED TERM BOND                BOND FUND                   MUNICIPAL BOND
                                       FUND                         FUND                          FUND
                           ----------------------------   ---------------------------  -----------------------
                               YEAR           YEAR           YEAR           YEAR          YEAR         YEAR
                              ENDED           ENDED          ENDED         ENDED         ENDED        ENDED
                             MARCH 31,       MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,    MARCH 31,
                                2006           2005            2006          2005          2006          2005
                           -------------   ------------   ------------  -------------   ----------- ----------
CAPITAL SHARE TRANSACTION
ISSUED:
Capital Shares              6,670,575     11,800,804     12,291,124     14,709,193     1,724,285   2,833,158
S Shares                       ------         ------         ------         ------        ------      ------
S2 Shares                      ------         ------         ------         ------        ------      ------
T Shares                       ------         ------         ------         ------        ------      ------
I Shares                       ------         ------         ------         ------        ------      ------
REINVESTMENTS:
Capital Shares                456,636        530,629      1,210,236      1,165,191       137,414     126,649
S Shares                       ------         ------         ------         ------        ------      ------
S2 Shares                      ------         ------         ------         ------        ------      ------
T Shares                       ------         ------         ------         ------        ------      ------
I Shares                       ------         ------         ------         ------        ------      ------
REDEMPTIONS:
Capital Shares            (19,216,854)   (19,058,028)   (27,566,466)   (25,600,415)   (13,069,959) (5,852,325)
S Shares                       ------         ------         ------         ------        ------      ------
S2 Shares                      ------         ------         ------         ------        ------      ------
T Shares                       ------         ------         ------         ------        ------      ------
I Shares                       ------         ------         ------         ------        ------      ------
                         -------------   ------------   ------------  -------------   -----------  ----------
Change in net assets
from capital transactions (12,089,643)    (6,726,595)   (14,065,106)    (9,726,031)   (11,208,260) (2,892,518)
                         -------------   ------------   ------------  -------------   -----------  ----------

Change in net assets      (12,376,743)    (8,630,495)   (16,549,317)   (12,824,503)   (12,282,488) (4,950,681)

NET ASSETS:
   Beginning of period     57,250,560     65,881,055    112,671,965    125,496,468    38,569,108   43,519,789
                         -------------   ------------   ------------  -------------   -----------  ----------
   End of period          44,873,817    $ 57,250,560   $ 96,122,648  $ 112,671,965   $26,286,620  $38,569,108
                         =============   ============   ============  =============   ===========  ==========

                       See notes to finanical statements.


VINTAGE MUTUAL FUNDS, INC.

                      STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                 LIMITED TERM BOND                BOND FUND                   MUNICIPAL BOND
                                       FUND                         FUND                          FUND
                           ----------------------------   ---------------------------  -----------------------
                               YEAR           YEAR           YEAR           YEAR          YEAR         YEAR
                              ENDED           ENDED          ENDED         ENDED         ENDED        ENDED
                             MARCH 31,       MARCH 31,      MARCH 31,     MARCH 31,      MARCH 31,    MARCH 31,
                                2006           2005            2006          2005          2006          2005
                           -------------   ------------   ------------  -------------   ----------- ----------
SHARE TRANSACTIONS:
Issued:
Capital Shares             703,873      1,230,705      1,255,250      1,482,568       166,389      262,207
S Shares                    ------         ------         ------         ------        ------       ------
S2 Shares                   ------         ------         ------         ------        ------       ------
T Shares                    ------         ------         ------         ------        ------       ------
I Shares                    ------         ------         ------         ------        ------       ------
Reinvestments:
Capital Shares              48,273         52,202        123,586        118,463        13,273       11,755
S Shares                    ------         ------         ------         ------        ------       ------
S2 Shares                   ------         ------         ------         ------        ------       ------
T Shares                    ------         ------         ------         ------        ------       ------
I Shares                    ------         ------         ------         ------        ------       ------
Redemptions:
Capital Shares          (2,030,038)    (1,983,773)    (2,816,589)    (2,591,749)   (1,260,290)    (543,364)
S Shares                    ------         ------         ------         ------        ------       ------
S2 Shares                   ------         ------         ------         ------        ------       ------
T Shares                    ------         ------         ------         ------        ------       ------
I Shares                    ------         ------         ------         ------        ------       ------
Change in shares    --------------   ------------    -----------   ------------   -----------  -----------
                        (1,277,892)      (700,866)    (1,437,753)      (990,718)   (1,080,628)    (269,402)
                    ==============   ============    ===========   ============   ===========  ===========

                       See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements
March 31, 2006

1.  ORGANIZATION:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Funds"), in February 1998. The Funds are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in eight portfolios. The Funds currently consist of the following diversified portfolios (individually, a "Fund"): Government Assets Fund, Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund, Municipal Assets Fund, Vintage Limited Term Bond Fund ("Limited Term Bond Fund"), Vintage Bond Fund ("Bond Fund"), Vintage Municipal Bond Fund ("Municipal Bond Fund").

Liquid Assets Fund and Municipal Assets Fund offer four and three classes of shares, respectively. S and S2 Shares are offered to customers of banks. S and S2 Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from BISYS Fund Services Limited Partnership (the "Distributor").

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

SECURITIES VALUATION
Investments of the Government Assets Fund, Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund (the "Money Market Funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on an effective yield basis to the maturity of the security.

Investments of the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund (collectively the "Variable Net Asset Funds") for which the primary market is a national securities exchange are valued at the last reported sale price or official closing price, on the day of valuation. In the absence of any sale of such securities on the valuation date, the valuations are based on the latest available bid quotation.

Substantially all fixed-income securities are valued each business day as of the close of regular trading by one or more independent pricing services (the "Pricing Services") approved by the Fund's Board of Directors (the "Board"). When quoted bid prices are readily available, the Pricing Services generally value fixed-income securities at the bid price, provided that the Pricing Services believe those prices to reflect the fair market value of the securities. Other investments valued by the Pricing Services are carried at fair value as determined by the Pricing Services, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Pricing Services may take other factors into consideration in pricing securities, including institutional size transactions in similar groups of securities as well as developments related to specific securities. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Board. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis and includes, when applicable, the pro rata amortization of premium or accretion of discount. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

REPURCHASE AGREEMENTS
The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment advisor, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Board, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The seller under a repurchase agreement will be required to maintain continually the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund holding such obligation would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities.

VINTAGE MUTUAL FUNDS, INC.
Notes to Financial Statements (Continued)
March 31, 2005

LOAN CERTIFICATES
The Liquid Assets Fund invests in Farmer's Home Administration Guaranteed Loan Certificates ("FmHA") which represent interests in the guaranteed portion of FmHA loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The FmHAs are diversified through limitations on certificates sold by any one individual bank.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED-DELIVERY BASIS
Each Fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes a commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

The dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal treatment; temporary differences do not require reclassification.

BANK LINE OF CREDIT
The Funds have a $5,000,000 bank line of credit agreement with the Bank of New York. The Funds utilize short-term borrowings when redemptions exceed expectations or a trade settlement is delayed. Aside from such short-term borrowings, the Funds did not borrow from the line during the year ended March 31, 2006.

EXPENSES
Expenses attributable to a Fund are charged to that Fund; other expenses of the Funds are prorated to the Funds on the basis of each Fund's relative net assets or on another reasonable basis.

TAXES
Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

3.  PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2006 are as follows:

                                                                  PROCEEDS
                                             PURCHASES           FROM SALES
                                             ---------           ----------
      Limited Term Bond Fund                $33,250,452         $44,068,312
      Bond Fund                             $30,508,343         $43,332,739
      Municipal Bond Fund                   $10,828,880         $20,905,250

4.  RELATED PARTY TRANSACTIONS:

Under the terms of its Investment Advisory Agreement, IMG is entitled to receive fees computed daily on a percentage of the average daily net assets of each fund as follows:

Government Assets Fund                                    0.40%
Institutional Money Market Fund                           0.35%
Institutional Reserves Fund                               0.35%
Liquid Assets Fund                                        0.35%
Municipal Assets Fund                                     0.35%
Limited Term Bond Fund                                    0.50%
Bond Fund                                                 0.55%
Municipal Bond Fund                                       0.50%

IMG voluntarily limited advisory fees for the Government Assets Fund to 0.35 percent, Institutional Money Market Fund to a range from 0.00 to 0.08 percent, and Institutional Reserves Fund to a range from 0.10 to 0.15 percent.

The Funds have entered into a management and administration agreement with IMG pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Money Market Funds and 0.26 percent of the average daily net assets for the Variable Net Asset Funds. IMG voluntarily limited administrative fees for the Institutional Money Market Fund to a range from 0.00 to 0.07 percent, Institutional Reserves Fund to 0.05 percent, Limited Term Bond Fund to 0.14 percent, and Bond Fund to 0.21 percent.

IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services. IMG voluntarily waived all fund accounting fees for the Institutional Money Market Fund and Institutional Reserves Fund, during the fiscal year ended March 31, 2006.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE Financial, Inc. ("AMCORE", which owned IMG until December 30, 2005), its correspondent and affiliated banks, which agree to provide recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to
0.25 percent of the average daily net asset value of shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. At March 31, 2006, the Funds are required to pay servicing fees as follows: 0.25 percent on S shares of the Liquid Assets Fund and Municipal Assets Fund, 0.25 percent on S2 shares of the Liquid Assets Fund, and 0.25 percent on T shares of the Liquid Assets Fund and Municipal Assets Fund, which has been reduced to 0.15 percent due to IMG supplementing 0.10 percent. During a portion of the year IMG limited administrative service fees on S shares of the Municipal Assets Fund to 0.07 percent and supplemented the portion of fees waived at the Fund level to the Participating Organization. IMG has the ability to supplement Administrative Service fees up to 0.25 percent on the Government Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. During the year ended March 31, 2006, AMCORE recorded revenue of $18,703 and $4,962 for administrative service fees from the Liquid Assets Fund and Municipal Assets Fund, respectively.

BISYS Fund Services Limited Partnership serves as distributor to the Funds pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agreement with the Funds, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE, or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund, 0.25 percent on S2 Shares of the Liquid Assets Fund, and 0.25 percent on T Shares of the Liquid Assets and Municipal Assets Funds, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. As of March 31, 2006, such fees were limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and no fees for all other classes and Funds including T and I Shares of the Liquid Assets Fund and Municipal Assets Fund, the Government Assets Fund, Limited Term Bond Fund, Bond Fund, and Municipal Bond Fund. However, IMG as Adviser and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund. During the year ended March 31, 2006, IMG limited distribution fees on S shares of Liquid Assets Fund and Municipal Assets Fund, and S2 shares of Liquid Assets Fund and supplemented the portion of fees waived at the Fund level to the Participating Organization. During the year ended March 31, 2006, AMCORE received $1,935 and $354 for distribution fees from the Liquid Assets Fund and Municipal Assets Fund, respectively.

IMG also serves as the Fund's transfer agent to certain classes of the Institutional Money Market Fund, Institutional Reserves Fund, S, S2, and I Share classes of Liquid Assets Fund and S and I Share classes of Municipal Assets Fund. IMG is paid a fee for Transfer Agency Services based on the number of shareholder accounts serviced or a minimum fee amount. During the fiscal year ended March 31, 2006, IMG received $36,000 in transfer agent service fees. BISYS Fund Services Limited Partnership serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services.

5.      FEDERAL INCOME TAXES:

Each Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund.

The amounts of aggregate unrealized gain (loss) and the cost of investment securities as of March 31, 2006 for tax purposes follow:

                            Aggregate    Aggregate        Net
                            Unrealized  Unrealized     Unrealized    Cost of
                               Gain       (Loss)      Gain (Loss)  Investments
                               ----       ------      -----------  -----------
Government Assets Fund          -            -             -        $59,783,671
Institutional Money Market      -            -             -        $63,487,753
Fund
Institutional Reserves Fund     -            -             -        $46,196,976
Liquid Assets Fund              -            -             -       $134,477,188
Municipal Assets Fund           -            -             -        $18,227,370
Limited Term Bond Fund         $19,288     ($708,100)   ($688,812)  $45,297,915
Bond Fund                     $508,776   ($2,624,039) ($2,115,263)  $97,896,921
Municipal Bond Fund           $357,689     ($280,453)      $77,236  $26,203,058



Distributable earnings as of March 31, 2006 for tax purposes follow:

                             Distributable Earnings


                                                   Long-term
                                     Ordinary        Gains
                                      Income        (Losses)       Tax Exempt
                                      ------        --------       ----------
Government Assets Fund                $190,456     $        -       $     -
Institutional Money Market Fund       $204,712     $        -       $     -
Institutional Reserves Fund           $166,865     $        -       $     -
Liquid Assets Fund                    $407,015     $        -       $     -
Municipal Assets Fund                 $      -     $        -       $33,377
Limited Term Bond Fund                $249,853     $        -       $     -
Bond Fund                             $354,539     $        -       $     -
Municipal Bond Fund                   $      -     $  108,488       $71,735

Distributions for the year ended March 31, 2006 for tax purposes follow:

                                 Ordinary     Long-term                Return of
                                  Income    Capital Gains  Tax Exempt   Capital
                                  ------    -------------  ----------   -------
Government Assets Fund          $ 1,942,819   $        -   $         -  $     -
Institutional Money Market Fund $   880,028   $        -   $         -  $     -
Institutional Reserves Fund     $ 1,896,964   $        -   $         -  $     -
Liquid Assets Fund              $ 2,924,491   $        -   $         -  $     -
Municipal Assets Fund           $         -   $        -   $   389,744  $     -
Limited Term Bond Fund          $ 1,488,584   $        -   $         -  $     -
Bond Fund                       $ 4,441,663   $        -   $         -  $     -
Municipal Bond Fund             $         -   $  551,669   $ 1,081,120  $     -


Capital loss carryovers are available to offset future realized capital gains for Federal income tax purposes. The following shows the totals by year in which capital loss carryovers will expire if not used:

                           Liquid Assets     Limited Term
                              Fund             Bond Fund       Bond Fund
                              ----             ---------       ---------
       March 31, 2007      $         -        $      434       $        -
       March 31, 2008      $         -        $   32,964       $        -
       March 31, 2009      $         -        $  496,477       $  415,441
       March 31, 2010      $         -        $        -       $        -
       March 31, 2011      $     4,519        $   17,563       $        -
       March 31, 2012      $     6,648        $1,659,350       $1,793,103
       March 31, 2013      $         -        $   88,259       $        -
       March 31, 2014                -        $  624,709       $    8,157
                          -------------      ------------     ------------
      Total Carryover      $    11,167        $2,919,756       $2,216,701
                          =============      ============     ============

At March 31, 2006, the Limited Term Bond Fund and Bond Fund had $281,666 and $309,321 respectively, in deferred capital losses occurring subsequent to October 31, 2005. For tax purposes, such losses will be reflected in the year ended March 31, 2007.

6. OTHER TAX INFORMATION (UNAUDITED):

The Municipal Bond Fund designated $551,669 of capital gain dividends for the fiscal year ended March 31, 2006. The Municipal Assets Fund and Municipal Bond Fund designated $389,744 and $1,081,120, respectively, of tax-exempt dividends for the fiscal year ended March 31, 2006.


7. SUBSEQUENT EVENTS

The Vintage Board of Directors approved the termination and liquidation of the Government Assets Fund effective June 29, 2006. All shareholders in Government Assets Fund on that date will automatically have the proceeds of the liquidation invested in the Liquid Assets Fund, and they will become shareholders of Liquid Assets Fund with the exact same account balance as they had in Government Assets Fund. This action was taken to improve the operating efficiency of the Funds.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)


VINTAGE MUTUAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS


                                                   INVESTMENT ACTIVITIES                 DIVIDENDS AND DISTRIBUTIONS
                                            --------------------------------  ---------------------------------------------
                                                Net   Net Realized/  Total                                      Total
                                    NAV     Investment Unrealized    from      From Net   From Net            Dividends       NAV
                                 Beginning    Income      Gains    Investment Investment Realized Return of      and          End
                                 of Period    (Loss)    (Losses)   Activities   Income    Gains    Capital   Distributions of Period
                                 ---------  ---------- ----------- ----------   ------    -----    -------   ------------- ---------
Government Assets Fund "T" Shares
Year Ended     March 31, 2006         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2003         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2002         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
INSTITUTIONAL MONEY MARKET FUND
Year Ended     March 31, 2006         $1.00    0.04        0.00       0.04      (0.04)       0.00      0.00       (0.04)       $1.00
From March 7, 2005
through March 31, 2005                $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
INSTITUTIONAL RESERVES FUND
Year Ended     March 31, 2006         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
Year Ended     March 31, 2005         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
Year Ended     March 31, 2004         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
LIQUID ASSETS FUND "S" SHARES
Year Ended     March 31, 2006         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2003         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2002         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
LIQUID ASSETS FUND "S2" SHARES
Year Ended     March 31, 2006         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2003         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2002         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
LIQUID ASSETS FUND "T" SHARES
Year Ended     March 31, 2006         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2003         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2002         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
LIQUID ASSETS FUND "I" SHARES
Year Ended     March 31, 2006         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2003         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2002         $1.00    0.03        0.00       0.03      (0.03)       0.00      0.00       (0.03)       $1.00
MUNICIPAL ASSETS FUND "S" SHARES
Year Ended     March 31, 2006         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2003         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2002         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
MUNICIPAL ASSETS FUND "T" SHARES
Year Ended     March 31, 2006         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2003         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2002         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
MUNICIPAL ASSETS FUND "I" SHARES
Year Ended     March 31, 2006         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00
Year Ended     March 31, 2005         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2004         $1.00    0.00        0.00       0.00       0.00        0.00      0.00        0.00        $1.00
Year Ended     March 31, 2003         $1.00    0.01        0.00       0.01      (0.01)       0.00      0.00       (0.01)       $1.00
Year Ended     March 31, 2002         $1.00    0.02        0.00       0.02      (0.02)       0.00      0.00       (0.02)       $1.00

*      During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
**     Total return is for the period and has not been annualized.
***    Ratios are annualized.


                       See notes to financial statements.


VINTAGE MUTUAL FUNDS, INC.
                                    FINANCIAL HIGHLIGHTS


                                          TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
                              ---------------------------------------------------------------------------
                                                                 Ratio of Net               Ratio of Net
                                                      Ratio of   Investment     Ratio of     Investment
                                        Net Assets  Expenses to  Income (Loss) Expenses to  Income (Loss)
                               Total  End of Period   Average     to Average      Average    to Average
                              Return   (000 omitted) Net Assets   Net Assets*   Net Assets*  Net Assets*
                              ------   ------------------------   -----------   -----------  -----------
Government Assets Fund "T" Shares
Year Ended     March 31, 2006   2.88%      $59,747      0.84%        2.74%        1.14%           2.44%
Year Ended     March 31, 2005   0.95%      $96,751      0.78%        0.93%        1.08%           0.63%
Year Ended     March 31, 2004   0.40%      $97,811      0.75%        0.41%        0.81%           0.36%
Year Ended     March 31, 2003   0.96%     $168,574      0.72%        0.95%        0.77%           0.90%
Year Ended     March 31, 2002   2.66%     $134,316      0.68%        2.69%        0.73%           2.64%
INSTITUTIONAL MONEY MARKET FUND
Year Ended     March 31, 2006   3.64%      $63,486      0.21%        3.94%        0.74%           3.41%
From March 7, 2005
through March 31, 2005          0.17% **   $10,112      0.15% ***    2.54% ***    0.74% ***       1.95% ***
INSTITUTIONAL RESERVES FUND
Year Ended     March 31, 2006   3.47%      $46,155      0.30%        3.43%        0.72%           3.01%
Year Ended     March 31, 2005   1.59%      $43,673      0.17%        1.62%        0.72%           1.07%
Year Ended     March 31, 2004   1.03%      $33,034      0.14%        1.00%        0.68%           0.46%
LIQUID ASSETS FUND "S" SHARES
Year Ended     March 31, 2006   2.39%      $11,581      1.48%        2.36%        1.58%           2.26%
Year Ended     March 31, 2005   0.56%      $13,371      1.32%        0.41%        1.58%           0.16%
Year Ended     March 31, 2004   0.08%      $37,139      1.37%        0.08%        1.55%          (0.10%)
Year Ended     March 31, 2003   0.56%      $74,250      1.36%        0.56%        -----           -----
Year Ended     March 31, 2002   2.22%      $79,744      1.36%        2.14%        -----           -----
LIQUID ASSETS FUND "S2" SHARES
Year Ended     March 31, 2006   2.65%      $60,514      1.23%        2.64%        1.33%           2.54%
Year Ended     March 31, 2005   0.77%      $48,241      1.16%        0.88%        1.33%           0.71%
Year Ended     March 31, 2004   0.29%      $28,748      1.12%        0.29%        1.30%           0.10%
Year Ended     March 31, 2003   0.81%       $3,958      1.11%        0.86%        -----           -----
Year Ended     March 31, 2002   2.48%       $8,519      1.11%        2.44%        -----           -----
LIQUID ASSETS FUND "T" SHARES
Year Ended     March 31, 2006   2.90%      $27,537      0.98%        3.04%        1.08%           2.94%
Year Ended     March 31, 2005   0.94%      $13,461      0.98%        0.93%        1.08%           0.83%
Year Ended     March 31, 2004   0.41%      $18,804      0.87%        0.41%        1.05%           0.23%
Year Ended     March 31, 2003   1.06%      $29,287      0.86%        1.09%        -----           -----
Year Ended     March 31, 2002   2.73%      $44,038      0.86%        2.57%        -----           -----
LIQUID ASSETS FUND "I" SHARES
Year Ended     March 31, 2006   3.06%      $32,616      0.83%        3.28%        -----           -----
Year Ended     March 31, 2005   1.09%      $10,357      0.83%        1.03%        -----           -----
Year Ended     March 31, 2004   0.56%      $22,734      0.62%        0.56%        0.80%           0.38%
Year Ended     March 31, 2003   1.22%      $28,948      0.71%        1.21%        -----           -----
Year Ended     March 31, 2002   2.89%      $43,041      0.71%        2.72%        -----           -----
MUNICIPAL ASSETS FUND "S" SHARES
Year Ended     March 31, 2006   1.58%       $2,102      1.13%        1.55%        1.32%           1.36%
Year Ended     March 31, 2005   0.54%       $2,942      0.90%        0.55%        1.34%           0.10%
Year Ended     March 31, 2004   0.23%       $2,783      1.20%        0.24%        1.65%          (0.21%)
Year Ended     March 31, 2003   0.35%       $2,993      1.10%        0.33%        1.17%           0.26%
Year Ended     March 31, 2002   1.47%       $2,151      1.11%        1.40%        -----           -----
MUNICIPAL ASSETS FUND "T" SHARES
Year Ended     March 31, 2006   1.75%       $3,276      0.97%        1.72%        1.07%           1.62%
Year Ended     March 31, 2005   0.58%       $3,961      0.85%        0.59%        1.09%           0.35%
Year Ended     March 31, 2004   0.26%       $3,666      0.95%        0.26%        1.16%           0.05%
Year Ended     March 31, 2003   0.55%       $5,493      0.92%        0.56%        -----           -----
Year Ended     March 31, 2002   1.70%       $6,053      0.86%        1.67%        -----           -----
MUNICIPAL ASSETS FUND "I" SHARES
Year Ended     March 31, 2006   1.90%      $12,926      0.82%        1.87%        -----           -----
Year Ended     March 31, 2005   0.64%      $19,819      0.79%        0.60%        0.84%           0.55%
Year Ended     March 31, 2004   0.30%      $27,471      0.70%        0.31%        -----           -----
Year Ended     March 31, 2003   0.70%      $33,568      0.77%        0.68%        -----           -----
Year Ended     March 31, 2002   1.88%      $26,516      0.71%        1.82%        -----           -----


* During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
**  Total return is for the period and has not been annualized.
*** Ratios are annualized.

                       See notes to finanical statements.

VINTAGE MUTUAL FUNDS, INC.
                              FINANCIAL HIGHLIGHTS


                                                   INVESTMENT ACTIVITIES                 DIVIDENDS AND DISTRIBUTIONS
                                            --------------------------------  ---------------------------------------------
                                                Net   Net Realized/  Total                                      Total
                                    NAV     Investment Unrealized    from      From Net   From Net            Dividends       NAV
                                 Beginning    Income      Gains    Investment Investment Realized Return of      and          End
                                 of Period    (Loss)    (Losses)   Activities   Income    Gains    Capital   Distributions of Period
                                 ---------  ---------- ----------- ----------   ------    -----    -------   ------------- ---------
LIMITED TERM BOND FUND
Year Ended     March 31, 2006         $9.47    0.30       (0.08)      0.22      (0.28)       0.00      0.00       (0.28)       $9.41
Year Ended     March 31, 2005         $9.76    0.26       (0.29)     (0.03)     (0.24)       0.00     (0.02)      (0.26)       $9.47
Year Ended     March 31, 2004         $9.62    0.28        0.14       0.42      (0.28)       0.00      0.00       (0.28)       $9.76
Year Ended     March 31, 2003         $9.98    0.47       (0.36)      0.11      (0.47)       0.00      0.00       (0.47)       $9.62
Year Ended     March 31, 2002         $9.94    0.55        0.03       0.58      (0.54)       0.00      0.00       (0.54)       $9.98
BOND FUND
Year Ended     March 31, 2006         $9.80    0.40       (0.24)      0.16      (0.40)       0.00      0.00       (0.40)       $9.56
Year Ended     March 31, 2005        $10.05    0.40       (0.25)      0.15      (0.40)       0.00      0.00       (0.40)       $9.80
Year Ended     March 31, 2004         $9.78    0.41        0.28       0.69      (0.42)       0.00      0.00       (0.42)      $10.05
Year Ended     March 31, 2003         $9.94    0.58       (0.14)      0.44      (0.59)      (0.01)     0.00       (0.60)       $9.78
Year Ended     March 31, 2002         $9.97    0.56       (0.03)      0.53      (0.56)       0.00      0.00       (0.56)       $9.94
MUNICIPAL BOND FUND
Year Ended     March 31, 2006        $10.49    0.33       (0.19)      0.14      (0.33)      (0.18)     0.00       (0.51)      $10.12
Year Ended     March 31, 2005        $11.02    0.34       (0.38)     (0.04)     (0.34)      (0.15)     0.00       (0.49)      $10.49
Year Ended     March 31, 2004        $11.06    0.37        0.07       0.44      (0.38)      (0.10)     0.00       (0.48)      $11.02
Year Ended     March 31, 2003        $10.54    0.40        0.54       0.94      (0.40)      (0.02)     0.00       (0.42)      $11.06
Year Ended     March 31, 2002        $10.68    0.41       (0.14)      0.27      (0.41)       0.00      0.00       (0.41)      $10.54


*      During the period certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
**     Total return is for the period and has not been annualized.
***    Ratios are annualized.

                       See notes to financial statements.


VINTAGE MUTUAL FUNDS, INC.
                                    FINANCIAL HIGHLIGHTS


                                          TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA
                              ---------------------------------------------------------------------------
                                                                Ratio of Net               Ratio of Net
                                                      Ratio of  Investment     Ratio of     Investment
                                        Net Assets  Expenses to Income (Loss) Expenses to  Income (Loss)
                               Total  End of Period   Average    to Average      Average    to Average   Portfolio
                              Return   (000 omitted) Net Assets  Net Assets*   Net Assets*  Net Assets*  Turnover
                              ------   ------------------------  -----------   -----------  ----------- ----------
LIMITED TERM BOND FUND
Year Ended     March 31, 2006   2.31%      $44,874      0.89%       3.05%        1.26%         2.68%      64.57%
Year Ended     March 31, 2005  (0.27%)     $57,251      0.89%       2.72%        1.24%         2.38%      43.35%
Year Ended     March 31, 2004   4.37%      $65,881      0.96%       2.85%        -----         -----      73.81%
Year Ended     March 31, 2003   1.13%      $58,746      0.92%       4.73%        -----         -----      55.05%
Year Ended     March 31, 2002   5.96%      $54,153      0.93%       5.43%        -----         -----      47.31%
BOND FUND
Year Ended     March 31, 2006   1.67%      $96,123      0.97%       3.85%        1.27%         3.55%      28.60%
Year Ended     March 31, 2005   1.47%     $112,672      0.98%       3.97%        1.28%         3.67%      46.31%
Year Ended     March 31, 2004   7.08%     $125,496      0.99%       4.12%        -----         -----      79.75%
Year Ended     March 31, 2003   4.46%     $131,296      0.95%       5.78%        -----         -----      32.67%
Year Ended     March 31, 2002   5.20%     $143,385      0.99%       5.79%        -----         -----      41.67%
MUNICIPAL BOND FUND
Year Ended     March 31, 2006   1.30%      $26,287      0.94%       3.09%        1.19%         2.84%      32.16%
Year Ended     March 31, 2005  (0.34%)     $38,569      0.99%       3.15%        1.24%         2.90%      37.92%
Year Ended     March 31, 2004   3.91%      $43,520      0.93%       3.30%        -----         -----      24.51%
Year Ended     March 31, 2003   9.06%      $47,187      0.85%       3.60%        -----         -----       9.95%
Year Ended     March 31, 2002   2.41%      $46,695      0.91%       3.81%        -----         -----      27.61%


                       See notes to financial statements.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM                                 VINTAGE MUTUAL FUNDS,INC.


To the Shareholders and Board of Directors of Vintage Mutual Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Vintage Bond Fund, Vintage Limited Term Bond Fund, Vintage Municipal Bond Fund, Government Assets Fund, Institutional Money Market Fund, Institutional Reserves Fund, Liquid Assets Fund and Municipal Assets Fund (the "Funds") comprising Vintage Mutual Funds, Inc., as of March 31, 2006, and the related statements of operations for the year then ended, and the statements of changes in net assets and financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods presented in the two-year period ended March 31, 2003 were audited by other auditors whose report, dated May 16, 2003, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting.

Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective Funds comprising Vintage Mutual Funds, Inc., as of March 31, 2006, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods presented (except as noted above in reference to the reports of other auditors), in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 19, 2006

DIRECTORS AND OFFICERS                                Vintage Mutual Funds, Inc.

The following table contains basic information regarding directors and officers, respectively that oversee operations of the Vintage Funds complex.

----------------------- ------------ ----------- -------------------- ----------- ---------------
                                       TERM OF                         NUMBER OF
                                       OFFICE                         PORTFOLIOS       OTHER
                         POSITION        AND                           OVERSEEN     DIRECTORSHIPS
    NAME, CONTACT,       HELD WITH    LENGTH OF       PRINCIPAL           BY        HELD OUTSIDE
   ADDRESS AND AGE        VINTAGE       TIME      OCCUPATIONS DURING    DIRECTOR     OF VINTAGE
                                       SERVED       PAST FIVE YEARS
----------------------- ------------ ----------- --------------------- ----------- ---------------
INDEPENDENT DIRECTORS:

William J. Howard,      Director     Since 1998  Attorney, William J.       8            None
1415 28th Street,                                Howard Attorney at
Suite 200, West Des                              Law from 1998 to
Moines, IA  50266,                               present
Age 60
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Debra L. Johnson Jones, Director     Since 1998  President, Vodaci          8            None
1415 28th Street,                                Technologies from
Suite 200, West Des                              2000 to present
Moines, IA 50266,
Age 45
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Fred Lorber,            Director     Since 1998  Retired                    8            None
1415 28th Street,
Suite 200,
West Des Moines, IA 50266,
Age 82
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Edward J. Stanek,       Director     Since 1998  President and CEO,         8            None
Ph.D.                                            Iowa Lottery from
1415 28th Street,                                1985 to present;
Suite 200, West Des                              Chairman,
Moines, IA 50266,                                International Game
Age 59                                           Group from 2000 to
                                                 present; Senior Vice
                                                 President, World
                                                 Lottery Association
                                                 from 1999 to present
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Steven Zumbach,         Chair,       Since 1998  Attorney, Belin,           8            None
1415 28th Street,       Director                 Lamson, McCormick,
Suite 200, West Des                              Zumbach, and Flynn
Moines, IA 50266,                                from 1977 to present
Age 56
----------------------- ------------ ----------- ---------------------- ----------- ---------------
INTERESTED DIRECTOR:

Joseph B. McGougan,     Director     Since 2004  Founding officer of        8            None
1415 28th Street,                                AMCORE Mortgage,
Suite 200, West Des                              Inc. from 1987 to
Moines, IA 50266,                                present; President
Age 45                                           and Chief Executive
                                                 Officer, AMCORE
                                                 Mortgage, Inc. from
                                                 1993 to present
----------------------- ------------ ----------- ---------------------- ----------- ---------------

                                       57

OFFICERS:

Jeffrey D. Lorenzen     President    Since 2005  President and CIO,        N/A           N/A
1415 28th Street,                                Investors Management
Suite 200, West Des                              Group, with
Moines, IA 50266, Age                            Investors Management
40                                               Group since 1992
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Amy Mitchell,           Secretary/   Since 1998  Vice President,           N/A           N/A
1415 28th Street,       Treasurer                Investors Management
Suite 200, West Des                              Group; Director of
Moines, IA 50266,                                Fund Administration,
Age  36                                          Investors Management
                                                 Group 1990 to present
----------------------- ------------ ----------- ---------------------- ----------- ---------------
Vera Lichtenberger      Chief        Since 2005  CCO, Investors            N/A           N/A
1415 28th Street,       Compliance               Management Group;
Suite 200, West Des     Officer                  Iowa Legal Aid
Moines, IA 50266,                                2002-2004; GMAC Home
Age  54                                          Services
                                                 1998-2001
----------------------- ------------ ----------- ---------------------- ----------- ---------------

The statement of Additional Information (SAI) has additional information about the Funds' Directors and is available without charge, upon request, by calling 1-800-798-1819.

VINTAGE MUTUAL FUNDS, INC
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
MARCH 31, 2006

1.  ABOUT YOUR FUND EXPENSES

It is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, including management fees, distribution and service fees, and other fund expenses. Expenses, which are deducted from a fund's investment income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire period from October 1, 2005 to March 31, 2006. The table on page 84 illustrates your fund's costs in two ways:

1. BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Your fund does not carry a "sales load" or transaction fee. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

VINTAGE MUTUAL FUNDS, INC
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
MARCH 31, 2006

YEAR ENDED MARCH 31, 2006
                                Beginning       Ending      Expenses  Annualized
                              Account Value Account Value Paid During  Expense
Vintage Mutual Funds            3/31/2005     3/31/2006     Period*    Ratio*
-------------------------------------------------------------------------------
BASED ON ACTUAL FUND RETURN
Money Market Funds:
  Government Assets Fund          $1,000.00    $1,028.80     $4.47     0.89%
  Institutional Money Market Fund  1,000.00     1,032.69      1.37     0.27%
  Institutional Reserves Fund      1,000.00     1,031.02      1.52     0.30%
  Liquid Assets Fund S Shares      1,000.00     1,021.23      7.48     1.48%
  Liquid Assets Fund S2 Shares     1,000.00     1,023.57      6.16     1.23%
  Liquid Assets Fund T Shares      1,000.00     1,025.92      4.91     0.98%
  Liquid Assets Fund I Shares      1,000.00     1,027.32      4.16     0.83%
  Municipal Assets Fund S Shares   1,000.00     1,014.36      6.71     1.34%
  Municipal Assets Fund T Shares   1,000.00     1,015.82      5.45     1.09%
  Municipal Assets Fund I Shares   1,000.00     1,017.21      4.70     0.94%
Fixed Income Funds:
  Limited Term Bond Fund           1,000.00     1,023.10      4.60     0.91%
  Bond Fund                        1,000.00     1,020.69      5.25     1.04%
  Municipal Bond Fund              1,000.00     1,013.00      4.13     0.82%
-----------------------------------------------------------------------------

BASED ON HYPOTHETICAL 5% RETURN
Money Market Funds:
  Government Assets Fund          $1,000.00    $1,020.55     $4.50     0.89%
  Institutional Money Market Fund  1,000.00     1,023.65      1.37     0.27%
  Institutional Reserves Fund      1,000.00     1,023.50      1.52     0.30%
  Liquid Assets Fund S Shares      1,000.00     1,017.60      7.47     1.48%
  Liquid Assets Fund S2 Shares     1,000.00     1,018.85      6.21     1.23%
  Liquid Assets Fund T Shares      1,000.00     1,020.10      4.95     0.98%
  Liquid Assets Fund I Shares      1,000.00     1,020.85      4.19     0.83%
  Municipal Assets Fund S Shares   1,000.00     1,018.30      6.76     1.34%
  Municipal Assets Fund T Shares   1,000.00     1,019.55      5.50     1.09%
  Municipal Assets Fund I Shares   1,000.00     1,020.30      4.75     0.94%
Fixed Income Funds:
  Limited Term Bond Fund           1,000.00     1,045.45      4.65     0.91%
  Bond Fund                        1,000.00     1,044.80      5.32     1.04%
  Municipal Bond Fund              1,000.00     1,045.90      4.19     0.82%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 366.

VINTAGE MUTUAL FUNDS, INC
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
MARCH 31, 2006

2. PROXY VOTING POLICIES AND PROCEDURES, PROXY VOTING RECORD AND SCHEDULE OF PORTFOLIO HOLDINGS, FORM N-PX

Complete schedules of portfolio holdings for the first and third quarters (Form N-Q) are available free of charge. Form N-PX is a record of proxy votes by the Funds. Since the Funds only hold non-voting securities, there are no votes recorded.

Form N-PX and the Form N-Q are available upon request:


        >>      By calling the Funds toll free at 1-800-798-1819,
        >>      At www.sec.gov, or by phone at 1-800-SEC-0330, or
        >>      By mail at Public Reference Section, SEC, Washington, D.C. 20549
                (duplicating fee required).

Shareholder Meeting

A special meeting of shareholders of the Vintage Mutual Funds was held December 16, 2005 at the offices of Investors Management Group, 1415 28th Street, West Des Moines, Iowa to approve:

A new Investment Advisory Agreement with Investors Management Group, Ltd. to be effective upon the closing of the acquisition of Investors Management Group, Ltd. by West Bancorporation, Inc.

The matter was approved at the meeting, with the results outlined below.


--------------------------------------------------------------------------------
                                Affirmative    Against      Abstain      Total
--------------------------------------------------------------------------------
Government Assets Fund           32,962,719     61,277     169,946   33,193,942
--------------------------------------------------------------------------------
Liquid Assets Fund               59,544,409    158,793   2,204,294   61,907,496
--------------------------------------------------------------------------------
Municipal Assets Fund             6,342,047          0           0   16,342,047
--------------------------------------------------------------------------------
Institutional Reserves Fund      35,856,617          0   3,506,457   39,363,074
--------------------------------------------------------------------------------
Institutional Money Market Fund  19,607,114          0   2,619,359   22,226,473
--------------------------------------------------------------------------------
Limited Term Bond Fund            4,573,619        194      39,401    4,613,214
--------------------------------------------------------------------------------
Bond Fund                         8,941,383          0     101,451    9,042,834
--------------------------------------------------------------------------------
Municipal Bond Fund               3,050,600      6,258           0    3,056,858
--------------------------------------------------------------------------------

SERVICE PROVIDERS
-------------------------------------------------------

INVESTMENT ADVISER AND ADMINISTRATOR
Investors Management Group
1415 28th Street, Suite 200
West Des Moines, Iowa 50266-1461

DISTRIBUTOR BISYS Fund
Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Cline, Williams, Wright, Johnson & Oldfather, L.L.P.
1900 U.S. Bank Building
Lincoln, Nebraska 68508

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1100 Walnut Street, Suite 3300
Kansas City, Missouri 64106

ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS, REGARDLESS OF WHETHER THESE INDIVIDUALS ARE EMPLOYED BY THE REGISTRANT OR A THIRD PARTY.

(B) NO COMMENT REQUIRED.
(C) THE CODE OF ETHICS WAS NOT AMENDED DURING THE REPORTING PERIOD. (D) THERE WAS NO WAIVER GRANTED UNDER THE CODE OF ETHICS DURING THE REPORTING PERIOD. (E) NOT APPLICABLE.
(F)(1) NOT APPLICABLE. (F)(2) NOT APPLICABLE.
(F)(3) TO REQUEST A FREE COPY OF THE VINTAGE MUTUAL FUNDS, INC. CODE OF ETHICS, PLEASE CALL 1-800-438-6375.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee. (a)(2) Debra Jones is the independent director named as the audit committee financial expert.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below. These numbers include professional services for the preparation of the Registrant's tax returns.

March 31, 2005 $144,250
March 31, 2006 $107,565

(B)NOT APPPLICABLE.
(C)SEE ITEM 4(A)
(D)NOT APPLICABLE.
(E)NOT APPLICABLE.
(F)NOT APPLICABLE.
(G) The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the investment adviser for internal control under 17Ad-13 (transfer agency).

March 31, 2005 $15,750
March 31, 2006        $18,200

(H) The audit committee of the registrant's Board of Directors considered the effect of the services performed for the investment adviser and decided the engagement did not compromise the independence of the auditor.

ITEM 5. NOT APPLICABLE.
ITEM 6. NOT APPLICABLE.
ITEM 7. NOT APPLICABLE.
ITEM 8. NOT APPLICABLE.
ITEM 9. NOT APPLICABLE.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

THERE HAVE BEEN NO CHANGES TO THE PROCEDURES BY WHICH A SHAREHOLDER MAY RECOMMEND NOMINEES TO THE REGISTRANT'S BOARD OF DIRECTORS.


ITEM 11. CONTROLS AND PROCEDURES.

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF MAY 30, 2006, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 12. EXHIBITS.
(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER ARE ATTACHED AS EXHIBITS.



SIGNATURES


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


By /s/ Jeff Lorenzen
   ------------------------
Jeff Lorenzen, President


Date: June 1, 2006


Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Signature and Title

/s/ Jeff Lorenzen President and Principal Executive,
------------------
Jeff Lorenzen

June 1, 2006

/s/ Amy M. Mitchell Treasurer and Principal Financial and Accounting Officer,
--------------------
Amy M. Mitchell

June 1, 2006